Loan Number	LoanID	Seller Loan ID	Servicer Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Application Date	Occupancy	Purpose	QM Status	Overall Grade	Fitch Overall Rating	Moody's Overall Rating	DBRS/ Morningstar Overall Rating	KBRA Overall Rating	S&P Overall Rating	Credit Grade	Fitch Credit Rating	Moody's Credit Rating	DBRS/Morningstar Credit Rating	KBRA Credit Rating	S&P Credit Rating	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Fitch Property Rating	Moody's Property Rating	DBRS/Morningstar Property Rating	KBRA Property Rating	S&P Property Rating	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Fitch Compliance Rating	Moody's Compliance Rating	DBRS/Morningstar Compliance Rating	KBRA Compliance Rating	S&P Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Seller Response	Compensating Factors	Subject to Predatory - Unable to Test
520	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	[X] Final Loan Application is Partial - XX/XX/XXXX - Final XXX, REO section reflects XXX Primary Residences; [XXX] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - XXX. Fraud report shows the following alerts that have not been cleared: Potential undisclosed REO for address: XXX XXX. Possible property flipping conditions in market high foreclosure activity and rising house prices. Missing appraisal in file, couldn't review the appraisal per the Fraud report suggestion. ;			1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Higher-Priced Mortgage Loan Test - XX/XX/XXXX  -  [X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA XXXb Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC.  Title property report fee increased by $XXX and the transfer taxes were increased by $XXX on the final CD.; [X] XXX Higher-Priced Mortgage Loan Test - XX/XX/XXXX  - Change status of 'XXX Higher-Priced Mortgage Loan Test' from Active to Revoked.
Duplicate;

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job.

706	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Flood Certificate is Partial - XX/XX/XXXX - Flood Certificate is Incomplete: Missing Collateral Description/Subject, Lender/Servicer Name and Address, Sections A and B are blank, and Date of Determination, Certificate Number, and Flood Cert Contract Type (Life of Loan or Basic) are missing.; [XXX] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - Fraud report shows the following alerts that have not been cleared: Possible match found on SAM.gov for Loan Processor and Doc Preparer XXX.;			1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - The loan is a higher-priced mortgage loan				Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
692	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Safe Harbor QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA XXXb Cure Required - Refund in the amount of $XXXX, cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero tolerance violation in the amount of $XXXX is due to increase from $XXX to $XXX for the Title Property Report fee from the CD X/XX/XXXX to CD X/X/XXXX. Also, addition of Transfer Taxes $XXXX on final CD X/X/XXXX, without a valid COC. SPL is missing from file. ;

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

245	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	[X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - Fraud report shows the following alerts that have not been cleared: The Score indicates that this loan has a high probability of loss due to fraudulent misrepresentation, Subject property is a refinance of a primary residence, and the mailing address reported by the tax assessor is not the subject property or a PO Box. (XXX) Borrower income consistent with historical patterns of risk. Require Fraud Report with High Alerts cleared.;			1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Higher-Priced Mortgage Loan - XX/XX/XXXX  -  [X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA XXXB Cure Required. Refund in the amount of $XXX, cur epackage requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXXX for Title Property Report on CD X/XX/XXXX & addition of Transfer Taxes $XXX on Cd X/XX/XXXX. Need a valid COC to validate increases.

Calculated DTI is Less than the Guideline Maximum  of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has stable job time - Borrower has X.XX years at job.

638	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	[X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - Fraud Report shows the following alerts that have not been cleared: Possible Match on SAM.gov for Borrower and CoBorrower along with Loan Processor and Doc Preparer XXX.;			1	A	A	A	N/A	A				2	B	B	B	B	B	[X] Higher-Priced Mortgage Loan Test - XX/XX/XXXX - The loan is a higher-priced mortgage loan [X] Charges That Cannot Increase Test - XX/XX/XXXX
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years

119	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Higher-Priced Mortgage Loan - XX/XX/XXXX  -  [X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILa XXX cure required: A refund in the amount of $XXX, cure package required: PCCD with LOE, refund check and proof of delivery or valid COC. The X% tolerance failed due to the Title Property Report $XXX increase on the CD issued X/XX/XXXX without a valid reason.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job.

547	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Higher-Priced Mortgage Loan Test - XX/XX/XXXX  - The loan is a higher-priced mortgage loan  [X] Charges That Cannot Increase Test - XX/XX/XXXX  - Documentation Required - Title Property Report increased from $XXX to $XXX, No COC in file or proof a refund was issued;
																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
602	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Safe Harbor QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA XXXB cure required. Refund in the amount of $XXX. The cure package required: PCCD with loe, refund check and proof of delivery. The X% tolerance violation is due to the increase in the Title Property Report to $XXXX on the CD issued X/XX/XXXX without a valid reason. ;

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

30	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Higher-Priced Mortgage Loan Test - XX/XX/XXXX  - The loan is a higher-priced mortgage loan [X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA XXXB Cure required. Refund in the amount of $XXXX. Cure package requires: PCCD with loe, refund check and proof of delivery. The X% tolerance failed because the addition of the Transfer Taxes $XXXX and increase in the Title Property Report $XXXX on the initial CD issued X/XX/XXXX without a valid reason. ;

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

682	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	[X] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX - XXX. Zillow search of the property reflects HOA dues of $XXX however loan was not qualified with HOA dues. Missing HOA documentation for subject property. XXX. Letter of explanation for inquires is missing from file. There is an inquiry from XXX, XX/XX/XXXX and should be addressed. Need to know if new credit was extended.			1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Charges That Cannot Increase Test - XX/XX/XXXX  - Title Property Report increased from $XX to $XXX on Final CD.  [X] Higher-Priced Mortgage Loan Test - XX/XX/XXXX  - The loan is a higher-priced mortgage loan;

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

232	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

592	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	[X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - Fraud Report shows the following alerts that have not been cleared: Possible match found on SAM.gov/OFAC for Loan Processor, XXX.;			1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA XXXB required: Refund in the amount of $XXX, cure package required: PCCD with LOE, refund check and proof of delivery or valid COC. The X% tolerance fail due to the Title Property Report increasing on the CD issued X/X/XXXX without a valid reason. ; [X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - The loan is a higher-priced mortgage loan

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job.

315	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX
Calculated DTI is Less than the Guideline Maximum  of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below Guideline CLTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years

661	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - [X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA XXX requires: A refund in the amount of $XXX, cure package required: PCCD with LOE, refund check and proof of delivery or valid COC. The X% tolerance failed due to the Title Property Report $XXXX increased on the revised CD version X issued X/XX/XXXX without a valid reason. ;

Calculated DTI is Less than the Guideline Maximum  of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

335	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - The loan is a higher-priced mortgage loan [X] Charges That Cannot Increase Test - XX/XX/XXXX  - Title Property Report increased from $XX to $XX on Final CD.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

585	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - The loan is a higher-priced mortgage loan
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of X.XX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years

248	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	[X] Transmittal Summary is Partial - XX/XX/XXXX - The transmittal summary is Partial. Missing Documentation for $XXX OTHER payment for the subject property disclosed on Final XXX and Loan Approval.;			1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Higher-Priced Mortgage Loan Test - XX/XX/XXXX  - The loan is a higher-priced mortgage loan [X] Charges That In Total Cannot Increase More Than XX% Test - XX/XX/XXXX  - Title charges increased from Initial LE disclosure of $XXX to Final CD disclosure of $XXXX which is more than the aggregate plus XX%.;

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

308	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A
[X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX  - Fraud report shows the following alerts that have not been cleared:; XX/XX/XXXX  - The score indicates that this loan has a high probability of loss due to fraudulent misrepresentation.  Borrower owns one or more properties with a higher value or size than the declared owner occupied property.  Provide copy of fraud report with alerts cleared.; [XXX] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX  - Provide mortgage statement for XXX mortgage loan #XXX to verify which escrows are included in the payment of $XXX reflected on credit report.; XX/XX/XXXX  - Borrower liabilities verified indicator is Partial [XXX] Qualifying DTI exceeds Guideline Maximum Allowable - XX/XX/XXXX  - Lender excluded P&I portion of XXX loan #XXX which is secured by XXX as non-borrowing spouse makes payments.  Guidelines allow exclusion of co-signed loans.  XXX loan is joint account per credit report, and there is no indication that Borrower is a co-signor.  Included full PITI for XXX in recalculation of DTI.; XX/XX/XXXX  - Qualifying DTI of XXX exceeds guideline maximum of XXX.
																											1	A	A	A	N/A	A				1	A	A	A	A	A
[X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA XXXB Cure Required. Refund in the amount of $XXXX, cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero tolerance violation in the amount of $XXXX is due to the following changes:
$XXXX discount point increase
$XXX Title Property Report fee increase.
COC in file indicates loan amount change, insufficient for fee increases.;

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years

326	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Safe Harbor QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to  Title Property Report Fee increased from $XX to $XX, No COC in file or proof a refund was issued;

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job.

205	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	[X] Transmittal Summary is Partial - XX/XX/XXXX - The transmittal summary is Partial. Missing Lender ATR/QM determination worksheet.;			1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Higher-Priced Mortgage Loan - XX/XX/XXXX  -  [X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA cure required. A refund in the amount of $XXX. Cure package required: PCCD with LOE, refund check and proof of delivery or valid COC. The X% tolerance failed due to the Title Property Report  $XXX increasing on the CD issued X/XX/XXXX without a valid reason.

Calculated DTI is Less than the Guideline Maximum  of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

345	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A	[X] Property located in FEMA Declared Disaster Area with no subsequent Property Inspection			2	B	B	B	B	B
[X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA Cure Required.  Refund in the amount of $XXXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to the Title Property Report increasing $XX to $XX and the addition of Transfer Tax for $XXX ; [X] Higher-Priced Mortgage Loan

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXX years at job.

185	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Higher-Priced Mortgage Loan - XX/XX/XXXX  -  [X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XX is due to  the title Search Fee added to Final CD XX/XX, No COC in file or proof a refund was issued;

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

591	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Safe Harbor QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	[X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - Fraud report dated XX/XX/XXXX shows the following alerts that have not been cleared:; XX/XX/XXXX - Possible match found on SAM.gov for Loan Processor. Possible match found on OFAC for Loan Processor. Provide copy of fraud report with high risk alerts cleared.; [XXX] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX - Borrower liabilities verified indicator is Partial; XX/XX/XXXX - Provide mortgage statement for first lien XXX mortgage loan ending #XXX to verify whether all escrows are included in the payment. ;			1	A	A	A	N/A	A	[X] Property located in FEMA Declared Disaster Area with no subsequent Property Inspection			2	B	B	B	B	B
 [X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA cure required: A refund in the amount of $XXX, cure package required: PCCD with LOE, refund check and proof of refund or valid COC. The X% tolerance failed due to the Title Property Report $XXXX increased on the CD issued X/XX/XXXX without a valid reason. ;

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

66	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	[X] Transmittal Summary is Partial - XX/XX/XXXX - Missing copy of executed Acknowledgement of Mortgage Repayment Ability Disclosure.;			1	A	A	A	N/A	A	[X] Property located in FEMA Declared Disaster Area with no subsequent Property Inspection			2	B	B	B	B	B
[X] Higher-Priced Mortgage Loan Test - XX/XX/XXXX  [X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA XXXB Cure Required. Refund in the amount of $XXXX, cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero tolerance violation in the amount of $XX.X

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

464	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA cure required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the total amount of $XXX is due to an increase in the Transfer taxes from $X to $XX and the Title Property Report from $XXX to $XXX  from the LE to CD. The PCCD does not issue a credit to cure the tolerance violations.; [X] Higher-Priced Mortgage Loan Test - XX/XX/XXXX

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

477	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B
 [X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - The loan is a higher-priced mortgage loan; [X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA cure required. Cure package contains a PCCD, LOX, copy of refund check and proof of delivery to the borrower or Valid COC.
The  zero tolerance violation of XXX is  due  to the Title-Property Report increased on the Final CD dated XX/XX/XXXX. There was no COC found in the file.;

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.  Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job.

38	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Safe Harbor QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Charges That Cannot Increase Test - XX/XX/XXXX  - The zero tolerance violation in the amount of $XXX is due to an increase in the Title Property Report on the Final CD from $XX to $XXX. There is no COC or lender credit; Need evidence of valid COC, PCCD or proof of refund check to the borrower in the amount of $XXX. ;

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

730	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	[X] Borrower liabilities verified indicator is Partial - XX/XX/XXXX - Borrower liabilities verified indicator is Partial; i) Provide letter of explanation for the following credit inquiries: XX/XX/XXXX; XX/XX/XXXX. Email from Borrower indicates XXXbank inquiry may be XXX credit card; however, XXX statement indicates XXX is account Lender.			1	A	A	A	N/A	A				2	B	B	B	B	B
 [X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - The loan is a higher-priced mortgage loan [X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA  Cure Required - Refund in the amount of $XXX, cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXXX to $XXXX for the Title Property Report Fee from the CD X/XX/XXXX to the final CD X/XX/XXXX without a valid COC.;

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

48	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - HPML requirements met. ;[X] Charges That Cannot Increase Test - XX/XX/XXXX  - The zero tolerance violation in the amount of $XX  is due to an increase in the Title Property Report from $XXX on the LE to $XXX on the CD. There is no COC and the PCCD does not include a tolerance cure; Need evidence of valid COC, or proof of refund check to the borrower in the amount of $XX.;

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

666	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A
[X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX  - High alerts for Income/Employment and Identity, need to be cleared on fraud report. [XXX] Qualifying DTI exceeds Guideline Maximum Allowable - XX/XX/XXXX  - Qualifying DTI of XXX% exceeds guideline maximum of XXX%. Per the final XXX and XXX, the $XXX installment debt payment to XXX was excluded from the DTI calculation.
Per page XXX of the XXX Second Lien Underwriting Guidelines (Installment Debt), "Debts with &lt; XXX remaining monthly payments may not be excluded" and "Installment loans must be paid in full at or prior to the Note date in order to exclude from obligation".  ;
																											1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - The loan is a higher-priced mortgage loan [X] Prohibited Fees Test - XX/XX/XXXX  - The Property Report fee is payable to an affiliate of lender.  [X] Charges That Cannot Increase Test - XX/XX/XXXX  - Title Property Report fee increased from $XX to $XX on Final CD without valid COC.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

34	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below Guideline CLTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years

152	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Safe Harbor QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A	[X] Property located in FEMA Declared Disaster Area with no subsequent Property Inspection			2	B	B	B	B	B
[X] Charges That In Total Cannot Increase More Than XX% Test - XX/XX/XXXX  - TILA cure required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, copy of refund check and proof of delivery or Valid COC. The XX% tolerance violation of $XXX is due to the increase in the recording fees from $XXXX to $XXXX on the Final CD XX/XX/XX.
No COC in the file found that explains the reason for the increase.; [X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA cure required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, copy of refund check and proof of delivery or Valid COC. The Zero tolerance violation of $XXX is due to the increase in the title property report fee from $XXX to $XXX on the Final CD XX/XX/XX.
No COC in the file found that explains the reason for the increase.;

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below Guideline CLTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job.

441	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Safe Harbor QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	[X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - Fraud report shows the following alerts that have not been cleared: High Alerts for Income/Employment for Borrower income consistent with historical patterns of risk, and the Borrower disclosed XXX income is significantly higher than the neighborhood incomes of where the borrower has lived. Please provide Fraud Report with high alerts cleared.;			1	A	A	A	N/A	A				2	B	B	B	B	B
 [X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XX is due to the increase of the Title - Title Property Report from $XXX to $XXXX without a valid COC;

Calculated DTI is Less than the Guideline Maximum  of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

56	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA XXXB Cure Required - Refund in the amount of $XXXX, cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero tolerance violation in the amount of $XXXX is due to addition of appraisal fee $XXXX on LE X/XX/XXXX with a valid COC in file. Also, an increase in Title Property Report fee from $XXX to $XXX on the final CD without a valid COC. The COC in file dated X/XX/XX does not indicate a reason for the addition of the appraisal fee. ; [X] Higher-Priced Mortgage Loan Test - XX/XX/XXXX  - The loan is a higher-priced mortgage loan

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

490	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A	[X] Property located in FEMA Declared Disaster Area with no subsequent Property Inspection			2	B	B	B	B	B
[X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA  cure required: A refund in the amount of $XXX, cure package required: PCCD with loe, refund check and proof of delivery or valid COC. The loan failed the X% tolerance because the Title Property Report fee increased on the CD issued X/XX/XXXX without a valid reason. ; [X] Higher-Priced Mortgage Loan - XX/XX/XXXX  -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below Guideline CLTV of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

277	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Transmittal Summary is Partial - XX/XX/XXXX - Missing copy of executed Borrowers’ Acknowledgment of Mortgage Repayment Ability.; [XXX] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - Fraud Report shows the following alerts that have not been cleared: Possible match found on SAM.gov for XXX and XXX; Possible match found on XXX for XXX. Please clear all high alerts and submit updated fraud report. ;			1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan Test - XX/XX/XXXX - HPML loan with appraisal requirements met. ;
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of X.XX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

446	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	[X] Qualifying DTI exceeds Guideline Maximum Allowable - XX/XX/XXXX - Calculated audit XXX is $XXX per the tax cert and HOI policy in file. Credit report reflects a payment of $XXX but unable to determine if that is with Taxes and Insurance. Missing a copy of the mortgage statement or mortgage printout to verify PITIA for the first mortgage. Additional conditions may apply.; XX/XX/XXXX - Qualifying DTI of XXX exceeds guideline maximum of XXX.;			1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA XXXB cure required. Title Property fee increased from $XX to $XX on Final CD. Cure required of $XX.;  [X] Higher-Priced Mortgage Loan Test - XX/XX/XXXX  -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job.

355	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Safe Harbor QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Higher-Priced Mortgage Loan Test - XX/XX/XXXX  -  [X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA XXXb Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of shipment or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Title- Property Report. The file does not contain a COC for the increase;

Calculated DTI is Less than the Guideline Maximum  of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job.

217	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Safe Harbor QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA XXXb Cure Required. Refund ing the amount of $XXXX, cure package requires PCCD, LOE, Copy of Refund Check and Proof of Delivery or Valid COC. The zero tolerance in the amount of $XXXX for the increase in Title Settlement Fee, $XX for the increase in  Title Property report fee from LE X/XX/XXXX to CD X/XX/XXXX. ;

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years

581	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Safe Harbor QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B
 [X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA XXXb Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Shipment or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXXX to $XXXX for the Title - Title Property report. There is no COC in file. ;

 Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

466	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Safe Harbor QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A	[X] Property located in FEMA Declared Disaster Area with no subsequent Property Inspection			2	B	B	B	B	B
[X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA  cure requires: A refund in the amount of $XXX, cure package required:PCCD with LOE, refund check and proof of delivery or valid COC. The X% tolerance violation is due to the Title Property Report $XXX increasing on the CD issued X/XX/XXXX without a valid reason. ;

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below Guideline CLTV of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

69	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - Fraud report shows alerts that have not been cleared: The XXX report dated XX/XX/XXXX reflects XXX uncleared alerts for the title agent, loan processor, and settlement agent. Need fraud report with cleared high alerts.; [XXX] Hazard Insurance Indicator is Partial - XX/XX/XXXX - Hazard insurance indicator is Partial. Master Policy is for location: XXX and does not reflect the borrower's name, address and loan number. Please provided the Master Policy for the subject property, per guideline requirements.;			1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX -The loan is a higher-priced mortgage loan
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

280	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Safe Harbor QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA XXXb Cure Required.  Refund in the amount of $XXXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXXX is due to increase in the Title- Title Property Report and the addition of transfer taxes.; [X] Charges That In Total Cannot Increase More Than XX% Test - XX/XX/XXXX  - TILA XXXB cure of $XX required. Mortgage recording fees of $XX were added to Initial CD issued X/XX/XX. COC not provided. Please provided valid COC or cure of $XX. ;

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

735	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	[X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - Fraud report shows the following alerts that have not been cleared: The XX/XX/XXXX LoanSafe report reflects a SAM.gov alert for the Borrower. This alert was not cleared per the direction of the report by providing a copy of the SAM Exclusions site. ;			1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - HPML loan with establish escrow met appraisal requirements; [X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA XXXb cure required. Cure of $XX required as Title Property Report fee increased from $XX to $XXX on Final CD. ; [X] Charges That In Total Cannot Increase More Than XX% Test - XX/XX/XXXX  - TILA XXXb cure required. Cure of $XX due to addition of Mortgage recording fee added to Initial CD issued X/XX/XX.

Calculated DTI is Less than the Guideline Maximum  of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years

427	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Safe Harbor QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Charges That Cannot Increase Test - XX/XX/XXXX  - Title property report fee increased from $XXXX to $XXXX on the X/XX/XXXX CD with no cure provided. Please provide a valid COC or PCCD, LOX, refund of $XXX and proof of receipt.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

153	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Safe Harbor QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XX is due to the  Title property report fee increased from $XXXX to $XXXX on the X/XX/XXXX final CD with no cure provided. ;

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

655	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Safe Harbor QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	[X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - Fraud report shows the following alerts that have not been cleared:; XX/XX/XXXX - Borrower income consistent with historical patterns of risk. XXX - Possible match found on SAM.gov. Provide copy of fraud report with alerts cleared.;			1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Charges That Cannot Increase Test - XX/XX/XXXX  - Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of shipment or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XX to $XX for the Title - Title Property Report with no COC in file. ;

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job.

505	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML requirements met.;
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

245	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - HPML compliant;  [X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XX is due to  The Title Report fee increased by $XXX and the Transfer taxes were added for $XXX on the final X/XX/XXXX CD;
																																														Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
197	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	2	B	B	B	B	B	[X] Loan amount is greater than the maximum loan amount allowed per guidelines - XX/XX/XXXX - ; XX/XX/XXXX - Loan amount of $XXX is greater than the maximum loan amount allowed per guidelines of $XXX for Rural Properties.;			1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Compliant HPML;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

442	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	[X] Housing history does not meet guidelines - XX/XX/XXXX - Housing history does not meet guidelines. Per the client guidelines, the subject mortgage history must be XXX . Although the mortgage was opened on XX/XX/XXXX, the credit report only indicates a recent XXX months history, the previous mortgage history ended on XX/XX/XXXX, a full mortgage history from XX/XX/XXXX till application was not provided. Please provided pay history on Xst lien of Subj Prop for XX/XX/XXXX through XX/XX/XXXX.;			1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Charges That In Total Cannot Increase More Than XX% Test - XX/XX/XXXX  - TILA Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the amount of $XX is due to a recording fee being added on the CD with no COC in file. ; [X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA cure required. Refund ing the amount of $XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The Zero tolerance violation in the amount of $XX is due to the increase in the Title - Title property report and the addition of Transfer Taxes from LE X/X/XXXX to FCD X/XX/XXXX. [X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - HPML loan with establish escrow met appraisal requirement;

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years

37	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	[X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - Fraud report shows the following alerts that have not been cleared: Possible match found on OFAC for Underwriter (XXX);			1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - HPML compliant; [X] Charges That Cannot Increase Test - XX/XX/XXXX  -  TILA Cure Required.  Refund in the amount of $XXXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXXX is due to the increase in the Title Settlement fee and the increase in the title property report fee on the final X/XX/XXXX CD.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job.

716	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	[X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - Fraud report issued XXX reflects the following high alert that has not been cleared: Borrower income consistent with historical patterns of risk. Need a Fraud Report with High Alerts shown as cleared.;			1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - Compliant HPM [X] Charges That In Total Cannot Increase More Than XX% Test - XX/XX/XXXX  - TILA Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC.  Mortgage recording fee of $XXX was added on X/XX/XXXX Cd with no COC provided.; [X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA Cure Required.  Refund in the amount of $XXXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC.  The title report fee increased by $XXX and $XXXX transfer taxes were added on the final X/XX/XXXX CD. ;

Calculated DTI is Less than the Guideline Maximum  of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job.

669	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Higher-Priced Mortgage Loan - XX/XX/XXXX  -Compliant HPML; X [X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XX is due to  Title property report fee increase on the final XX/XX/XXXX CD. ;

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job.

262	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	[X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - Fraud report shows the following alerts that have not been cleared: Borrower income consistent with historical patterns of risk, and possible match found on OFAC for hazard insurance.;			1	A	A	A	N/A	A				2	B	B	B	B	B
 [X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XX is due to  Title property report increased by $XXX on the final CD XX/XX/XXXX. ; [X] Higher-Priced Mortgage Loan Test - XX/XX/XXXX  - Compliant HPML;

Calculated DTI is Less than the Guideline Maximum  of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below Guideline CLTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

382	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	[X] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX - Missing copy of the executed Borrowers' Acknowledgement of Repayment Ability disclosure.;			1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - [X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA XXX required. A refund in the amount of $XXX, cure package required: PCCD with LOE, refund check and proof of delivery or valid COC. The X% tolerance failed due to the Title Property Report $XXXX increased on the revised CD issued X/XX/XXXX without a valid reason. ;

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

377	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

417	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
 [X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - HPML allowed per guidelines, confirmed compliant and downgraded; XX/XX/XXXX  - Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.
HPML allowed per guidelines, confirmed compliant and downgraded

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum  CLTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

361	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared. Compliant HPML;
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum  CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

678	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Transmittal Summary is Partial - XX/XX/XXXX - Missing the Ability to Pay (ATR) Certification.;			1	A	A	A	N/A	A	[X] Property located in FEMA Declared Disaster Area with no subsequent Property Inspection			1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared. Compliant HPML;
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job.

64	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

14	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared. Compliant HPML;
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

77	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared. Compliant HPML;
Calculated DTI is Less than the Guideline Maximum DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

156	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum CLTV of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job.

83	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared. Compliant HPML;
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

414	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared. Compliant HPML;
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

464	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared. Compliant HPML;
Calculated DTI is Less than the Guideline Maximum DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

135	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared. Compliant HPML;
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

484	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared. Compliant HPML;
Calculated DTI is Less than the Guideline Maximum DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

296	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

751	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared. Compliant HPML;
Calculated DTI is Less than the Guideline Maximum DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

448	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared. Compliant HPML;
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum  CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years

341	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared. Compliant HPML;
Calculated DTI is Less than the Guideline Maximum DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum  CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

577	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Housing history does not meet guidelines - XX/XX/XXXX - Housing history does not meet guidelines of subject mortgage history requirement of XXX. First Lien Note originated with XXX on XX/XX/XXXX, however, credit report is only reflecting XXX months under XXX #XXX and there is no tradeline reported for XXX #XXX. Please provide verification of mortgage for XXX #XXX from XX/XX/XXXX through purchase to XXX. Additional conditions may apply.;			1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared. Compliant HPML;
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

688	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
 [X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.
HPML allowed per guidelines, confirmed compliant and downgraded; XX/XX/XXXX  - Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.
HPML allowed per guidelines, confirmed compliant and downgraded; [X] Lender Retained Fees Test - XX/XX/XXXX  - Xnd lien; [X] Charges That Cannot Increase Test - XX/XX/XXXX  - TILA Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero tolerance violation in the amount of $XXX is due to the addition of Document Signing fee on the final CD X/XX/XXXX without a valid COC.;

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years

436	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A
[X] CoBorrower Income Verification does not match Approval - XX/XX/XXXX  - The coborrower's income verification does not match approval, Lender included overtime income for the co-borrower.  No overtime income has been received YTD through XX/XX/XXXX.  The declining trend is not addressed in the loan file.  Overtime income for the co-borrower is not eligible unless an explanation is provided and verification from the employer the income will continue.  ; [XXX] Borrower Income Verification does not match Approval - XX/XX/XXXX  - Overtime and bonus income were used to qualify the borrowers.  Per the guidelines, the employer must confirm the continuance of the income which is missing from the file. The recalculated DTI not including the other income exceeds the guidelines.;
																											1	A	A	A	N/A	A	[X] Property located in FEMA Declared Disaster Area with no subsequent Property Inspection			1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared. Compliant HPML;
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

45	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A
[X] Borrower Income Verification does not match Approval - XX/XX/XXXX - Overtime and bonus income were used to qualify the borrowers.  Per the guidelines, the employer must confirm the continuance of the income which is missing from the file. The recalculated DTI not including the other income exceeds the guidelines.; [XXX] CoBorrower Income Verification does not match Approval - XX/XX/XXXX - The coborrower's income verification does not match approval, Lender included overtime income for the co-borrower.  No overtime income has been received YTD through XX/XX/XXXX.  The declining trend is not addressed in the loan file.  Overtime income for the co-borrower is not eligible unless an explanation is provided and verification from the employer the income will continue.
																											1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared. Compliant HPML;
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

434	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared. Compliant HPML;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years

548	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared. Compliant HPML;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum CLTV of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

736	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared. Compliant HPML;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

381	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared. Compliant HPML;
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

450	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Housing history does not meet guidelines - XX/XX/XXXX - Housing history does not meet guidelines. Missing exception documentation as Notice of Default (NOD) on XXX is within XXX years. Per guidelines Foreclosure / Notice of Default (NOD) - None within XXX years of Note Date.; XX/XX/XXXX - Housing delinquency meets guidelines.; XX/XX/XXXX - Housing history does not meet guidelines.;			1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared. Compliant HPML;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum  CLTV of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

399	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A	[X] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX - XXX tax returns show taxes owed of $XXX. Record of account provided with tax transcripts does not show that the taxes have been paid. Guide requires taxes must be paid in full prior to or at closing. Evidence taxes are paid in full is not provided. ;			1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared. Compliant HPML;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

239	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared. Compliant HPML;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

72	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared. Compliant HPML;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

176	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared. Compliant HPML;
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

646	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX - Borrower liabilities verified indicator is Partial. File is missing supporting documentation for the "other" payment reflected under Proposed Monthly Payments section on the XXX.;			1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

435	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.; ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
112	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Housing history does not meet guidelines - XX/XX/XXXX - Housing history does not meet guidelines. Please provide updated mortgage history for the borrowers Xst lien. Last payment/reported date was XX/XX/XXXX, loan closed XX/XX/XXXX. Additional conditions may apply			1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; XX/XX/XXXX - HPML compliant;
Calculated DTI is Less than the Guideline Maximum of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

613	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Compliant HPML; XX/XX/XXXX - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

722	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Transmittal Summary is Partial - XX/XX/XXXX - Please provide Xnd Lien Underwriting Checklist, it is missing from file. This is an HPML loan and is required. ; [XXX] Housing history does not meet guidelines - Housing history does not meet guidelines. Per credit report, XXX was last verified paid XX/XX/XXXX and Xnd lien Note date is XX/XX/XXXX. Please provide updated payment history for XXX.;			1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; XX/XX/XXXX - Compliant HPML;
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has stable job time - Borrower has X.XX years at job.

375	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML not downgraded, no established escrow, appraisal requirements met; [X] Late Fees Test - XX/XX/XXXX - Late Fee per Notes is XX days at X%;
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;

26	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Housing history does not meet guidelines - XX/XX/XXXX - Housing history does not meet guidelines. The credit report reflects last payment date of XX/XX/XXXX for Xst lien mortgage - XXX #XXX with Xnd lien Note date of XX/XX/XXXX. Please provide payment history for XXX through XX/XX/XXXX; additional conditions may apply.			1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML no established escrow, appraisal requirements met;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;

82	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Housing history does not meet guidelines - XX/XX/XXXX - The Credit report reflects last payment was XX/XX/XXXX for Xst lien mortgage - XXX #XXX with Xnd lien note date of XXX. Please provide payment history for XXX through XX/XX/XXXX; additional conditions may apply. ;			1	A	A	A	N/A	A	[X] Property located in FEMA Declared Disaster Area with no subsequent Property Inspection - XX/XX/XXXX - Property is located in a FEMA disaster area. FEMA declared XXX county in a disaster area (SEVERE STORMS, TORNADOES, AND FLOODING) on XX/XX/XXXX, with an end XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX. Please provide Post Disaster Inspection report.;			1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower X has significant job time - Borrower has X.XX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
 ; Borrower has stable job time - Borrower has X.XX years at job.;

40	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
[X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; XX/XX/XXXX  - No Cure Required - HPML Loan complaint. Appraisal and escrows not required. Xnd lien.;

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

499	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
[X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - HPML with established escrow and appraisal requirements met; XX/XX/XXXX  - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.;

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job.

691	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
[X] MA XXX CMR XXX Higher-Priced Mortgage Loan - XX/XX/XXXX  - HPML no established escrow and appraisal requirements met; [X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - HPML no established escrow and appraisal requirements met;

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Borrower X has significant job time - Borrower has X.XX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;
 ; Borrower has stable job time - Borrower has X.XX years at job.;

715	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML no established escrow, appraisal requirements met, did not downgrade;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

635	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML with Appraisal requirements met. ;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

540	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML no established escrow, appraisal requirements met;
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

386	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX - File is missing documentation of the $XXX “other” payment reflected on XXX and noted to be mortgage insurance premium for the first lien,; [XXX] Housing history does not meet guidelines - XX/XX/XXXX - File is missing updated mortgage payment history for subject to evidence XXX as required by guidelines. Credit report reflects the last payment on XX/XX/XXXX, this date is greater than XXX days prior to note date.;			1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Xnd Lien HPML Loan compliant.; XX/XX/XXXX - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.;
Calculated DTI is Less than the Guideline Maximum of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

463	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX - Borrower liabilities verified indicator is Partial. File is missing supporting documentation supporting the source for "other" payment of $XXX as reflected under "Proposed Monthly Payments" section on the XXX and further reflected in the total PITIA for subject on lender loan approval.			1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML with Appraisal requirements met. ; XX/XX/XXXX - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.;
Calculated DTI is Less than the Guideline Maximum of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

723	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

258	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Housing history does not meet guidelines - XX/XX/XXXX - Housing delinquency meets guidelines.; XX/XX/XXXX - Housing history does not meet guidelines. Xst Lien Mortgage History not verified within past XXX days. The credit report reflects Xst lien, XXX was last verified paid XX/XX/XXXX with Xnd lien Note date of XX/XX/XXXX. Please provide payment history for XXX through XX/XX/XXXX; additional conditions may apply.;			1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower X has significant job time - Borrower has X.XX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;
 ; Borrower has stable job time - Borrower has X.XX years at job.;

553	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX - Borrower liabilities verified indicator is Partial, Missing documentation verifying Xst mortgage P&I Payment AND XXX is FHA - missing MI Payment/verification.;			1	A	A	A	N/A	A	[X] Property located in FEMA Declared Disaster Area with no subsequent Property Inspection - XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. Severe Storm incident begin date of XX/XX/XXXX with no end date..;			1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

572	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A
[X] Hazard Insurance Indicator is Partial - XX/XX/XXXX  - Hazard insurance indicator is Partial. Hazard insurance coverage of $XXX is not sufficient. The subject loan amount is $XXX and the Xst lien balance is $XXX for a total lien of $XXX. Hazard insurance dwelling coverage must cover the loan amount or the estimated cost to rebuild, however, estimated cost to rebuild stated on the appraisal of $XXX also exceeds standing coverage. Policy does not state guaranteed replacement coverage. Please provide Hazard insurance with acceptable coverage or an updated RCE, per guidelines. Additional conditions may apply.;
																											1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;

72	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Housing history does not meet guidelines - XX/XX/XXXX - Housing history does not meet guidelines. Xst Lien Mortgage History not verified within past XXX days. Per credit report, XXX was last verified paid XX/XX/XXXX with Xnd lien Note date of XX/XX/XXXX. Please provide payment history for XXX through XX/XX/XXXX; additional conditions may apply.;			1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

66	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; XX/XX/XXXX - HPML downgraded.;
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XXX years

653	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Housing history does not meet guidelines - XX/XX/XXXX - Housing history does not meet guidelines. The credit report reflects last payment date of XX/XXXX for Xst lien mortgage - XXX #XXXX with Xnd lien Note date of X/XX/XXXX. Please provide payment history for Xst lien #XXXX through XX/XXXX; additional conditions may apply.			1	A	A	A	N/A	A				1	A	A	A	A	A
[X] XXX Higher-Priced Mortgage Loan Finding - XX/XX/XXXX  - HPML no established escrow, appraisal requirements met; [X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - HPML no established escrow, appraisal requirements met;

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Borrower has stable job time - Borrower has X.XX years at job.;

200	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.; ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
268	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; XX/XX/XXXX - No Cure Required - Xnd Lien HPML Loan;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;

230	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - No Cure Required - Xnd Lien HPML; XX/XX/XXXX - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;

465	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
[X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - No Cure Required - HPML Loan Xnd Lien. Downgraded; XX/XX/XXXX  - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; [X] Charges That In Total Cannot Increase More Than XX% Test - XX/XX/XXXX  -  Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The XX% tolerance violation in the amount of $XXX is due to increase from $XXXX to $XXXX for the mortgage recording from CD X/XX/XXXX to CD X/XX/XXXX without a valid COC. The PCCD dated X/X/XX in file reflects a cure of $XX which was applied to the cure of the Title - Title property report;

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;

332	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX - Borrower liabilities verified indicator is Partial. Xst lien payment of $XXXX.XX as reflected on the payment history updated provided by lender does not match the PITI of $XXXX.XX used by lender for the DTI calculations. Lender to provide supporting documentation regarding the difference between payment amounts and use of the lower monthly payment to the Xst lien holder.;			1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - No Cure Required - Xnd Lien HPML; XX/XX/XXXX - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower X has significant job time - Borrower has X.XX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
 ; Borrower has stable job time - Borrower has X.XX years at job.;

492	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX - Missing documentation to support the $XXX.XX 'other' payment listed on the XXXX. Additional conditions may apply.; l			1	A	A	A	N/A	A				1	A	A	A	A	A
[X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; XX/XX/XXXX  - No Cure Required - Xnd Lien HPML ;[X] High-Cost Mortgage Financing of Points and Fees Test - XX/XX/XXXX  - Mavent Report Provided with High Cost detail reflecting Pass.; [X] High-Cost Mortgage Pre-Loan Counseling Date Test - XX/XX/XXXX  - Mavent Report Provided with High Cost detail reflecting Pass.; [X] High-Cost Mortgage Timing of Disclosure Test - XX/XX/XXXX  - Mavent Report Provided with High Cost detail reflecting Pass.; [X] High-Cost Mortgage Late Fee Test - XX/XX/XXXX  - Mavent Report Provided with High Cost detail reflecting Pass.; [X] High-Cost Mortgage Points and Fees Threshold Test - XX/XX/XXXX  - Lender excluded fees paid to an affiliate in the high cost calculation; XX/XX/XXXX  - Mavent Report Provided with High Cost detail reflecting Pass.; XX/XX/XXXX  - please provide complianceEase/Mavent or undiscounted rate
 Fees included:
$XXXX Origination Fee
$XXXX Discount Points
$XXX Recording service fee paid to an affiliate
$XXXX Closing Fee paid to an affiliate
$XXX Title - Title Property Report ;

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;
 ; Borrower has stable job time - Borrower has X.XX years at job.;

21	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - No Cure Required - Xnd Lien. HPML compliant.; XX/XX/XXXX - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.;				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
534	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML no escrow established, appraisal requirements met;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower X has significant job time - Borrower has X.XX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
 ; Borrower has stable job time - Borrower has X.XX years at job.;

589	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
[X] XXX Higher-Priced Mortgage Loan Finding - XX/XX/XXXX  - HPML no escrow established, appraisal requirements met; [X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - HPML no escrow established, appraisal requirements met;

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower X has significant job time - Borrower has X.XX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
 ; Borrower has stable job time - Borrower has X.XX years at job.;

637	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML no escrow established, appraisal requirements met;				Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.; ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
433	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
[X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; XX/XX/XXXX  - Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ;

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;

526	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A	[X] Property located in FEMA Declared Disaster Area with no subsequent Property Inspection - XX/XX/XXXX - FEMA Declared Disaster Area with no subsequent Property Inspection. FEMA declared XXX County in a disaster area on X/X/XX (Severe Storm) with an incident period starting X/XX/XX and no end date. FEMA also declared XXX County in a disaster area on X/XX/XX (Flood) with an incident start date of XX/XX/XX and end date of X/XX/XX with only an AVM dated X/XX/XX in file.;			1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - No Cure Required - Xnd Lien HPML Loan;
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

482	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Borrower Employment Verification does not meet guidelines - XX/XX/XXXX - BX missing Verbal Verification of Employment. Must be dated within ten business days of the Note date. ; [X] Hazard Insurance Indicator is Partial - XX/XX/XXXX - Coverage amount of $XXX,XXX insufficient. Xst Lien UPB $XXX,XXX.XX + Subject $XX,XXX = $XXX,XXX.XX. Guaranteed replacement cost not reflected on HOI Dec page. ;			1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; XX/XX/XXXX - No Cure Required - HPML Xnd Lien. Downgraded.;
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;
 ; Borrower has stable job time - Borrower has X.XX years at job.;

581	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
[X] NC RSHL Average Prime Offer Rate APR Threshold Exceeded - XX/XX/XXXX  - Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Active to Cured Post Close.
Loan meets ATR requirements; XX/XX/XXXX  - Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.
Loan meets ATR requirements; [X] Rate Spread Home Loan - XX/XX/XXXX  - Change status of 'Rate Spread Home Loan' from Cured Post Close to Cleared.
Loan meets ATR requirements; XX/XX/XXXX  - Change status of 'Rate Spread Home Loan' from Active to Cured Post Close.
Loan meets ATR requirements; [X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - HPML no established escrow, appraisal requirements met;

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

213	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] CoBorrower Transcripts is Missing - XX/XX/XXXX - ; XX/XX/XXXX - Missing copy of Tax transcripts for the most recent tax year for the coborrower. Additional conditions may apply. ;			1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - No Cure Required - HPML Xnd Lien. Downgraded.; XX/XX/XXXX - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.;
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;

558	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - No Cure Required - HPML Loan Xnd Lien. Downgraded.; XX/XX/XXXX - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.;
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

555	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML Compliant; XX/XX/XXXX - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.;
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;
 ; Borrower has stable job time - Borrower has X.XX years at job.;

600	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
[X] CT NPHLA Average Prime Offer Rate APR Threshold - XX/XX/XXXX  - Change status of 'CT NPHLA Average Prime Offer Rate APR Threshold' from Active to Cured Post Close.
Compliant Nonprime Home Loan; XX/XX/XXXX  - Change status of 'CT NPHLA Average Prime Offer Rate APR Threshold' from Cured Post Close to Cleared.
Compliant Nonprime Home Loan; [X] Nonprime Home Loan (Oct. X  XXXX and after) - XX/XX/XXXX  - Change status of 'Nonprime Home Loan (Oct. X, XXXX and after)' from Cured Post Close to Cleared.
Compliant Nonprime Home Loan; XX/XX/XXXX  - Change status of 'Nonprime Home Loan (Oct. X, XXXX and after)' from Active to Cured Post Close.
Compliant Nonprime Home Loan; [X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.
Compliant HPML; XX/XX/XXXX  - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.
Compliant HPML; [X] CT Average Prime Offer Rate APR Threshold - XX/XX/XXXX  - Change status of 'CT Average Prime Offer Rate APR Threshold' from Cured Post Close to Cleared.
Compliant Nonprime Home Loan; XX/XX/XXXX  - Change status of 'CT Average Prime Offer Rate APR Threshold' from Active to Cured Post Close.
Compliant Nonprime Home Loan;

Calculated DTI is Less than the Guideline Maximum of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job.

748	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML not downgraded no escrow established, appraisal requirements met;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
 ; Borrower has stable job time - Borrower has X.XX years at job.;

751	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; XX/XX/XXXX - No Cure Required - HPML Xnd Lien. Downgraded.;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;

218	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML Compliant; XX/XX/XXXX - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.;
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;

690	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
[X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.
Compliant HPML; XX/XX/XXXX  - Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.
Compliant HPML;

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job.

398	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - No Cure Required - Xnd Lien HPML. Downgraded.; XX/XX/XXXX - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

288	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML no established escrow, appraisal requirements met;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

619	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; XX/XX/XXXX - HPML loan with appraisal requirements met. ;
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

198	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; XX/XX/XXXX - HPML loan with appraisal requirements met. ;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;

576	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML not downgraded, escrow not established, appraisal requirements met;
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;
 ; Borrower has stable job time - Borrower has X.XX years at job.;

186	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
[X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - Cure Required. Xnd Lien. Failed QM. Need evidence the appraisal was provided to the borrower; [X] Right to Cancel Transaction Date is different from the Transaction Date - XX/XX/XXXX  - The right to cancel transaction date of X/XX/XXXX is different from the note date of X/XX/XXXX;

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Borrower X has significant job time - Borrower has X.XX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
 ; Borrower has stable job time - Borrower has X.XX years at job.;

573	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX - The new PITIA payment included an additional $XX.XX per month labeled as "other" which was also included in the borrowers' DTI. The file is missing verification of this $XX.XX monthly payment. ;			1	A	A	A	N/A	A				1	A	A	A	A	A
[X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - HPML with established escrow and appraisal requirements met; XX/XX/XXXX  - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.;

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

148	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; XX/XX/XXXX - No Cure Required - HPML Xnd Lient. Downgraded.;
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

419	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX - Borrower liabilities verified indicator is Partial. Lender to provide supporting documentation for the $XX discrepancy of the first lien payment between the calculated PITI payment of $XXXX.XX vs. the required payment of $XXXX as reflected on credit report for XXX loan #XXXX			1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; XX/XX/XXXX - No Cure Required - Xnd Lien HPML Loan. Downgraded.;
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;

532	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
[X] High-Cost Mortgage Pre-Loan Counseling Date Test - XX/XX/XXXX  - Mavent Report Provided with High Cost detail reflecting Pass.; [X] High-Cost Mortgage Late Fee Test - XX/XX/XXXX  - Mavent Report Provided with High Cost detail reflecting Pass.; [X] Qualified Mortgage Points and Fees Finding (XX CFR §XXXXX(e)(X)) - XX/XX/XXXX  - Subject loan's points and fees exceed the qualified mortgage points and fees threshold.; [X] High Risk Home Loan Finding - XX/XX/XXXX  -not required.; [X] High-Cost Mortgage Timing of Disclosure Test - XX/XX/XXXX  - Change status of 'High-Cost Mortgage Timing of Disclosure Test' from Active to Open Rebuttal.
Mavent Report Provided with High Cost detail reflecting Pass.; [X] IL HRHLA High Risk Home Loan Points and Fees Threshold Test - XX/XX/XXXX  - Mavent Report Provided with High Cost detail reflecting Pass.; XX/XX/XXXX  - Fees included:
$XXXX Loan Origination
$XXXX Discount Points
$XXX Title - Recording Service fee paid to an affiliate
$XXXX Title - Settlement Fee paid to an affiliate
$XXX Title - Title Property Report paid to an affiliate; [X] High-Cost Mortgage Financing of Points and Fees Test - XX/XX/XXXX  - Mavent Report Provided with High Cost detail reflecting Pass.; [X] IL HRHLA High Risk Home Loan Late Charges Test - XX/XX/XXXX  - Mavent Report Provided with High Cost detail reflecting Pass.; [X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; XX/XX/XXXX  - HPML loan with appraisal requirements met. ; [X] IL HRHLA High Risk Home Loan Financing of Points and Fees Test - XX/XX/XXXX  - Mavent Report Provided with High Cost detail reflecting Pass.; [X] High-Cost Mortgage Points and Fees Threshold Test - XX/XX/XXXX  - Mavent Report Provided with High Cost detail reflecting Pass.; XX/XX/XXXX  - Fees included:
$XXXX Loan Origination
$XXXX Discount Points
$XXX Title - Recording Service fee paid to an affiliate
$XXXX Title - Settlement Fee paid to an affiliate
$XXX Title - Title Property Report paid to an affiliate;

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;

596	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - No Cure Required - HPML Loan Xnd Lien. Downgraded; XX/XX/XXXX - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.;
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

627	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
[X] NC RSHL Average Prime Offer Rate APR Threshold Exceeded - XX/XX/XXXX  - Based on NC Office of Commissioner of Bank tested for Loan amount ,$XXXk, borrower is a natural person and this is a primary residence.; [X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - No Cure Required- HPL Loan Xnd Lien. Downgraded.; XX/XX/XXXX  - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; [X] Rate Spread Home Loan - XX/XX/XXXX  - Exempt. Downgraded.; XX/XX/XXXX  - Change severity of 'Rate Spread Home Loan' from Material to Non-Material.;

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;

509	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX - File is missing third party documentation to confirm the XXX acct #XXXX disbursement on Final CD paid the account in full to eliminate any payment from the DTI. Also, the file is missing supporting documentation for the $XX.XX “other“ payment reflected on the XXXX under “Proposed Monthly Payments” section.;			1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML compliant;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXXXX  are greater than the Guideline Minimum of X.XX or $X.XX.

267	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	X] Transmittal Summary is Partial - XX/XX/XXXX - Underwriter certification of ability to repay is not provided in the loan file. ;			1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML loan with appraisal requirements met. ; XX/XX/XXXX - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.;
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

604	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A	[X] Appraisal guideline violation - XX/XX/XXXX - Appraisal guideline violation: File contains "X" AVMs with different values on the same property address dated the same date and run at the same time using different parcel #s. Title confirmed the subject property is made up of X parcels. The AVM with the value used by the lender of $XXX,XXX was used for LTV and run on the unimproved parcel. The AVM in file run on the lot with the dwelling returned a value $XXX,XXX. Lender to provide supporting documentation to use the higher valued AVM. Additional conditions may apply.;			1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML no escrow established, appraisal requirements met;
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of X.XX is less than Guideline CLTV of XXX.;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;

160	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Underwriting CLTV exceeds Guideline Maximum Allowable - XX/XX/XXXX - Underwriting CLTV of XX.XX is greater than the maximum allowable guideline CLTV of XX.XX. Please provide documentation which supports the principal balance of the primary mortgage used to qualify of $XXX,XXX. ;			1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML no established escrow, appraisal requirements met;
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Borrower X has significant job time - Borrower has X.XX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;
 ; Borrower has stable job time - Borrower has X.XX years at job.;

423	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML no established escrow, appraisal requirements met;
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

345	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
[X] High-Cost Mortgage Points and Fees Threshold Test - XX/XX/XXXX  - TILA XXX Cure required
Refund in the amount of $.XX, cure package requires a PCCD, LOE, Copy of Refund Check and proof of shipment OR the undiscounted rate.
The High Cost Violation is due to the points and fees exceeding the limit by $.XX. Unable to locate the undiscounted rate in the file. Therefore please provide the undiscounted rate or cure package to resolve issue.; [X] GAFLA X/XXXX High Cost Home Loan Points and Fees Threshold Test - XX/XX/XXXX  - TILA XXX Cure required
Refund in the amount of $.XX, cure package requires a PCCD, LOE, Copy of Refund Check and proof of shipment OR the undiscounted rate.
The High Cost Violation is due to the points and fees exceeding the limit by $.XX. Unable to locate the undiscounted rate in the file. Therefore please provide the undiscounted rate or cure package to resolve issue.; [X] High-Cost Mortgage Financing of Points and Fees Test - XX/XX/XXXX  - TILA XXX Cure required
Refund in the amount of $.XX, cure package requires a PCCD, LOE, Copy of Refund Check and proof of shipment OR the undiscounted rate.
The High Cost Violation is due to the points and fees exceeding the limit by $.XX. Unable to locate the undiscounted rate in the file. Therefore please provide the undiscounted rate or cure package to resolve issue.; [X] High-Cost Mortgage Timing of Disclosure Test - XX/XX/XXXX  - TILA XXX Cure required
Refund in the amount of $.XX, cure package requires a PCCD, LOE, Copy of Refund Check and proof of shipment OR the undiscounted rate.
The High Cost Violation is due to the points and fees exceeding the limit by $.XX. Unable to locate the undiscounted rate in the file. Therefore please provide the undiscounted rate or cure package to resolve issue.; [X] High-Cost Mortgage Late Fee Test - XX/XX/XXXX  - TILA XXX Cure required
Refund in the amount of $.XX, cure package requires a PCCD, LOE, Copy of Refund Check and proof of shipment OR the undiscounted rate.
The High Cost Violation is due to the points and fees exceeding the limit by $.XX. Unable to locate the undiscounted rate in the file. Therefore please provide the undiscounted rate or cure package to resolve issue.; [X] High Cost Home Loan - XX/XX/XXXX  - TILA XXX Cure required
Refund in the amount of $.XX, cure package requires a PCCD, LOE, Copy of Refund Check and proof of shipment OR the undiscounted rate.
The High Cost Violation is due to the points and fees exceeding the limit by $.XX. Unable to locate the undiscounted rate in the file. Therefore please provide the undiscounted rate or cure package to resolve issue.; [X] Qualified Mortgage Points and Fees Finding (XX CFR §XXXXX(e)(X)) - XX/XX/XXXX  - Subject loan's points and fees exceed the qualified mortgage points and fees threshold.; [X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; XX/XX/XXXX  - Not compliant with HPML; file does not meet QM requirements; [X] High-Cost Mortgage Pre-Loan Counseling Date Test - XX/XX/XXXX  - TILA XXX Cure required
Refund in the amount of $.XX, cure package requires a PCCD, LOE, Copy of Refund Check and proof of shipment OR the undiscounted rate.
The High Cost Violation is due to the points and fees exceeding the limit by $.XX. Unable to locate the undiscounted rate in the file. Therefore please provide the undiscounted rate or cure package to resolve issue.;

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;

489	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Qualifying DTI exceeds Guideline Maximum Allowable - XX/XX/XXXX - Qualifying DTI of XX.XX% exceeds guideline maximum of XX%. Missing Mortgage statement to validate P&I payment used by the lender in the amount of $XXXX.XX. Consolidated used $XXXX.XX as per First Mortgage Note. Lender's qualifying DTI is XX.XXX%, Consolidated DTI XX.XX.;			1	A	A	A	N/A	A				1	A	A	A	A	A	Refund in the amount of $.XX, cure package requires a PCCD, LOE, Copy of Refund Check and proof of shipment OR the undiscounted rate.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

437	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Final Loan Application is Partial - XX/XX/XXXX - Final XXXX for BX reflects primary residence as an investment property in the REO section of the application. ;			1	A	A	A	N/A	A				1	A	A	A	A	A	[X] GAFLA X/XXXX High Cost Home Loan Points and Fees Threshold Test - XX/XX/XXXX - TILA XXX Cure required
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

86	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Refund in the amount of $.XX, cure package requires a PCCD, LOE, Copy of Refund Check and proof of shipment OR the undiscounted rate.
Calculated DTI is Less than the Guideline Maximum of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

199	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A	[X] Origination Appraisal is Partial - XX/XX/XXXX - The appraiser included a second parcel in the valuation, but there is no indication that the subject lien includes both parcels. The second parcel is included as a separate REO property. The second parcel should not be included in the value. ; XX/XX/XXXX - The appraiser included a second parcel in the valuation, but there is no indication that the subject lien includes both parcels. The second parcel is included on the XXXX as a separate REO property. The second parcel should not be included in the value. ;			1	A	A	A	A	A
The High Cost Violation is due to the points and fees exceeding the limit by $.XX. Unable to locate the undiscounted rate in the file. Therefore please provide the undiscounted rate or cure package to resolve issue.; [X] High-Cost Mortgage Financing of Points and Fees Test - XX/XX/XXXX  - TILA XXX Cure required

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;

712	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Refund in the amount of $.XX, cure package requires a PCCD, LOE, Copy of Refund Check and proof of shipment OR the undiscounted rate.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;

200	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
[X] Initial Closing Disclosure Delivery Date Test - XX/XX/XXXX - This loan failed the initial closing disclosure delivery date test; [X] High-Cost Mortgage Timing of Disclosure Test - XX/XX/XXXX  - TILA XXX Cure required.The High Cost Violation is due to the points and fees exceeding the limit by $.XX. Unable to locate the undiscounted rate in the file. Therefore please provide the undiscounted rate or cure package to resolve issue.;

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

45	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Refund in the amount of $.XX, cure package requires a PCCD, LOE, Copy of Refund Check and proof of shipment OR the undiscounted rate.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

268	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
The High Cost Violation is due to the points and fees exceeding the limit by $.XX. Unable to locate the undiscounted rate in the file. Therefore please provide the undiscounted rate or cure package to resolve issue.; [X] High-Cost Mortgage Late Fee Test - XX/XX/XXXX  - TILA XXX Cure required

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
 ; Borrower has stable job time - Borrower has X.XX years at job.;

238	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Refund in the amount of $.XX, cure package requires a PCCD, LOE, Copy of Refund Check and proof of shipment OR the undiscounted rate.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;

227	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
The High Cost Violation is due to the points and fees exceeding the limit by $.XX. Unable to locate the undiscounted rate in the file. Therefore please provide the undiscounted rate or cure package to resolve issue.; [X] High Cost Home Loan - XX/XX/XXXX  - TILA XXX Cure required

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

187	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Late Fees Test - XX/XX/XXXX  - WI State Statute XXXXX(X) .With respect to a consumer credit transaction other than one pursuant to an open-end credit plan, the parties may agree to a delinquency charge on any installment not paid in full on or before the XXth day after its scheduled or deferred due date in an amount not to exceed $XX or X percent of the unpaid amount of the installment, whichever is less.; [X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - HPML no established escrow, appraisal requirements met;

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

464	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML no escrow established, appraisal requirements met;
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

556	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Transmittal Summary is Partial - XX/XX/XXXX - Underwriter certification of ability to repay is not provided in the loan file. ;			1	A	A	A	N/A	A				1	A	A	A	A	A
[X] Qualified Mortgage Points and Fees Finding (XX CFR §XXXXX(e)(X)) - XX/XX/XXXX  - Subject loan's points and fees exceed the qualified mortgage points and fees threshold.; [X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; XX/XX/XXXX  - Not compliant with HPML; file does not meet QM requirements; [X] High-Cost Mortgage Pre-Loan Counseling Date Test - XX/XX/XXXX  - TILA XXX Cure required

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

391	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Transmittal Summary is Partial - XX/XX/XXXX - Ability to Repay (ATR) Certification Completed by Underwriter is missing from the file. (aka XXX Xnd Lien Underwriting Checklist); [X] Housing History does not Meet Guidelines - XX/XX/XXXX - Housing history does not meet guidelines. Credit report reflects the last reported date of payment to the first lien holder on subject property as XX/XXXX, the subject loan closed XX/XX/XXXX. Mortgage history is greater than the allowed XX days from last reporting date. Provide updated payment history to reflect XxXX.			1	A	A	A	N/A	A				1	A	A	A	A	A	Refund in the amount of $.XX, cure package requires a PCCD, LOE, Copy of Refund Check and proof of shipment OR the undiscounted rate.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

626	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
The High Cost Violation is due to the points and fees exceeding the limit by $.XX. Unable to locate the undiscounted rate in the file. Therefore please provide the undiscounted rate or cure package to resolve issue.;

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

266	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML no escrow established, appraisal requirements met;
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

678	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.;
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

725	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; XX/XX/XXXX - No Cure Required - HPML Loan Xnd Lien. Downgraded.;
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;

736	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX - Missing documentation/explanation for the $XXX.XX 'other' monthly payment listed on the XXXX/XXXX. The HOA ($XXX / month) is accounted for and there is a $XXX.XX FHAMIP payment reflected on the Escrow Inquiry but neither match the 'other' $XXX.XX payment on XXXX/XXXX. Additional conditions may apply. ;			1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; XX/XX/XXXX - No Cure Required - HPL Xnd Lien. Downgraded.;
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;
 ; Borrower has stable job time - Borrower has X.XX years at job.;

480	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A	[X] Property located in FEMA Declared Disaster Area with no subsequent Property Inspection - XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. FEMA disaster XXXX (XX/XX/XXXX) reflected on AVM and supported by FEMA.gov.;			1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML no escrow established, appraisal requirements met;
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;

187	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
[X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; XX/XX/XXXX  - No Cure Required - HPML Xnd Lien. Downgraded; [X] MA XXX CMR XXX Higher-Priced Mortgage Loan - XX/XX/XXXX  - Change severity of 'MA XXX CMR XXX Higher-Priced Mortgage Loan' from Material to Non-Material.; XX/XX/XXXX  - No Cure Required - HPML Xnd Lien. Downgraded;

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

171	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Borrower Employment Verification does not meet guidelines - XX/XX/XXXX - Third party verification of the employer's phone number and address is not provided as required by program guidelines. Yellow Pages printout is provided but shows "No Results" for the employer. ;			1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML no established escrow, appraisal requirements met;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
 ; Borrower has stable job time - Borrower has X.XX years at job.;

211	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
[X] Rate Spread Home Loan - XX/XX/XXXX  - Change status of 'Rate Spread Home Loan' from Cured Post Close to Cleared.
Loan meets ATR requirements; XX/XX/XXXX  - Change status of 'Rate Spread Home Loan' from Active to Cured Post Close.
Loan meets ATR requirements; [X] NC RSHL Average Prime Offer Rate APR Threshold Exceeded - XX/XX/XXXX  - Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.
Loan meets ATR requirements; XX/XX/XXXX  - Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Active to Cured Post Close.
Loan meets ATR requirements; [X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - HPML no established escrow, appraisal requirements met;

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

756	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
[X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; XX/XX/XXXX  - Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ;

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;
 ; Borrower has stable job time - Borrower has X.XX years at job.;

34	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Hazard Insurance Indicator is Partial - XX/XX/XXXX - Missing documentation reflecting replacement cost of subject to confirm combined dwelling coverage of $XXX,XXX is sufficient and meets minimum amount of coverage as required per page XX of Lender Guidelines. Dwelling coverage of $XXX,XXX does not cover loan amount of $XX,XXX plus priority lien balance of $XXX,XXX totaling $XXX,XXX.;			1	A	A	A	N/A	A	[X] Property located in FEMA Declared Disaster Area with no subsequent Property Inspection - XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. FEMA declared XXX County in a disaster area (Flood) on X/XX/XX with an incident period start date of XX/XX/XX and an end date of X/XX/XX and only an AVM dated X/XX/XX is present in the loan file.;			1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML no established escrow, appraisal requirements met;
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
 ; Borrower has stable job time - Borrower has X.XX years at job.;

538	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML no escrow established, appraisal requirements met;
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;

364	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML loan. Missing borrower receipt of appraisal. Unable to downgrade.;
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

309	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML no established escrow, appraisal requirements met;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

645	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML not downgraded, no established escrow, appraisal requirements met;
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;

273	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX - Borrower liabilities verified indicator is Partial. Missing HOA documentation of $XX.XX/month.;			1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - No Cure Required - HPML Loan Xnd Lien. Downgraded; XX/XX/XXXX - Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.;
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Borrower X has significant job time - Borrower has X.XX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
 ; Borrower has stable job time - Borrower has X.XX years at job.;

164	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML no established escrow, appraisal requirements met;
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;

342	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
[X] MA XXX CMR XXX Higher-Priced Mortgage Loan - XX/XX/XXXX  - HPML no escrow established, appraisal requirements met; [X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - HPML no escrow established, appraisal requirements met;

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower X has significant job time - Borrower has X.XX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
 ; Borrower has stable job time - Borrower has X.XX years at job.;

424	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	[X] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX - Missing documentation explaining the Adjustment-Forbearance Suspense on XXX #XXXX of $XXX.XX as reflected on mortgage statement dated X/X/XX, or provide documentation confirming the Forbearance/Suspense has been reinstated/resolved as required on page XX of Lender's guidelines.;			1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML Loan the file is missing the Right to receive appraisal. The Loan is not escrowed.;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

286	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
[X] Rate Spread Home Loan - XX/XX/XXXX  - Change status of 'Rate Spread Home Loan' from Active to Cured Post Close.
Meets ATR requirements; XX/XX/XXXX  - Change status of 'Rate Spread Home Loan' from Cured Post Close to Cleared.
Meets ATR requirements; [X] NC RSHL Average Prime Offer Rate APR Threshold Exceeded - XX/XX/XXXX  - Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Active to Cured Post Close.
Meets ATR requirements; XX/XX/XXXX  - Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.
Meets ATR requirements; [X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - HPML No established escrow, appraisal requirements met;

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;

586	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
[X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - HPML no escrow established, appraisal requirements met; [X] XXX Higher-Priced Mortgage Loan Finding - XX/XX/XXXX  - HPML no escrow established, appraisal requirements met;

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

487	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML no established escrow, appraisal requirements met;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower has more than X years at current residence - Borrower at current residence XXX years;

245	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A	[X] Property located in FEMA Declared Disaster Area with no subsequent Property Inspection - XX/XX/XXXX - Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. ;			1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML not downgraded, no established escrow, appraisal requirements met;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

655	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	[X] Higher-Priced Mortgage Loan - XX/XX/XXXX - HPML no established escrow, appraisal requirements met;
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.;
 ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.;
 ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.;
 ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

331	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B
[X] Brokerage/Finder Fee Test - XX/XX/XXXX  - Tenn. Comp. R. & Regs. XXXX-XX-XX(X))
Maximum allowed is $XXXXX, however origination charge was $X,XXXX; [X] Higher-Priced Mortgage Loan - XX/XX/XXXX  - HPML Loan. This loan does not contain escrows. The appraisal requirements have been met.;

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.;
 ; Borrower X has significant job time - Borrower has XXX years on job;
 ; Borrower has more than X years at current residence - Borrower at current residence X.XX years;
 ; Borrower has stable job time - Borrower has XXX years at job.;
 ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

648	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

495	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	XXX X-m Subprime Home Loan APR Threshold; Higher-Priced Mortgage Loan
This loan exceeded the subprime home loan APR threshold. ( NY SB XXXX Section X, X(c) ,  NY SB XXXXX X(c) , XXX X-m §XX(b))For loans with a closing date (or date creditor received application if no closing date provided) before February XX, XXXX, the fully indexed APR XX.XXX% exceeds by more than X.XX% for a Xst lien loan, or by more than X.XX% for a Xnd lien loan, the average commitment rate for loans in the NE region with a comparable duration as published by Freddie Mac in its weekly primary mortgage market survey as posted in the week prior to the week when the lender receives a completed application (X.XXX%).For loans with a closing date (or date creditor received application if no closing date provided) on or after February XX, XXXX, the greater of the initial interest rate (X.XXX%) or the fully-indexed rate (XX.XXX%) exceeds by more than X.XX% for a Xst lien loan, or by more than X.XX% for a Xnd lien loan, the average commitment rate for loans with a comparable duration as published by Freddie Mac in its weekly primary mortgage market survey as posted in the week prior to the week in which the lender provides the GFE or loan estimate (X.XXX%).For FHA-insured loans with a date creditor received application on or after October X, XXXX and before December XX, XXXX (excluding home improvement loans), the loan exceeds one of the following:Using MIP values as they existed prior to FHA Mortgagee Letter XXXX-XX, the greater of the initial interest rate (X.XXX%) or the fully-indexed rate (XX.XXX%) exceeds by more than X.XX% for a Xst lien loan, or by more than X.XX% for a Xnd lien loan, the average commitment rate for loans in the NE region with a comparable duration as published by Freddie Mac in its weekly primary mortgage market survey as posted in the week prior to the week in which the lender provides the GFE (X.XXX%); orUsing MIP values as promulgated under FHA Mortgagee Letter XXXX-XX, the greater of the initial interest rate (X.XXX%), or the fully-indexed rate (XX.XXX%) exceeds by more than X.X% for a Xst lien loan, or by more than X.X% for a Xnd lien loan, the average commitment rate for loans in the NE region with a comparable duration as published by Freddie Mac in its weekly primary mortgage market survey as posted in the week prior to the week in which the lender provides the GFE (X.XXX%).For FHA-insured loans with a date creditor received application on or after December XX, XXXX (excluding home improvement loans), Using MIP values as promulgated under FHA Mortgagee Letter XXXX-XX, the greater of the initial interest rate (X.XXX%) or the fully-indexed rate (XX.XXX%) exceeds by more than X.X% for a Xst lien loan, or by more than X.X% for a Xnd lien loan, the average commitment rate for loans with a comparable duration as published by Freddie Mac in its weekly primary mortgage market survey as posted in the week prior to the week in which the lender provides the GFE or loan estimate (X.XXX%).; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

121	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML not downgraded no escrow established, appraisal requirements met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

588	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Xnd Lien; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

346	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

266	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

135	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant as it does not require an appraisal. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

89	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

218	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

8	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

88	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

291	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal  requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of XX.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Qualified Mortgage APR Threshold Finding' from Revoked to Active.;
QM originated

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

491	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; Qualified Mortgage APR Threshold Finding
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of XX.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - The compensating factor 'Qualifying FICO is Greater than the Guideline Minimum' is removed.The compensating factor 'Qualifying FICO is Greater than the Guideline Minimum' is removed.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

445	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Lender Retained Fees Test; Higher-Priced Mortgage Loan
This loan failed the Lender Retained Fees Test.  (Mich. Comp. Laws Ann. §XXX.XX(X)(b))The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.

This loan passed the Lender Retained Fees Test. (Mich. Comp. Laws Ann. §XXX.XX(X)(b))This loan does not charge any fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction. The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

299	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. File is missing supporting documentation for the "other" payment reflected under Proposed Monthly Payments of $X.XX section on the XXXX.	Borrower liabilities verified indicator is Present. The most recent Escrow Review Statement confirms the escrow shortage which is added to the first lien PITIA of $X.XX per month. First lien payment updated to correct monthly amount. As stated, the borrower was qualified with a higher payment, therefore, DTI still within guidelines. Exception Resolved.	1	A	A	A	N/A	A				2	B	B	B	B	B	Higher-Priced Mortgage Loan; Charges That In Total Cannot Increase More Than XX% Test
HPML loan. Requirements met.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Cure Required.  Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the amount of $XXX.XX is due to  Mortgage recording fee increased from $XXX.XX to $XXX.XX on X/XX/XXXX final Cd with no COC or cure provided. ; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Charges That In Total Cannot Increase More Than XX% Test' from Open Rebuttal to Cured Post Close.;
Cured Post Close with PCCD discovery date of XX/XX, therefore within XX days of discovery.  TILA XXXb cure.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

371	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; NC RSHL Average Prime Offer Rate APR Threshold Exceeded
HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan exceeded the average prime offer rate APR threshold. The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Charges That In Total Cannot Increase More Than XX% Test' from Open Rebuttal to Cured Post Close.;
Cured Post Close with PCCD discovery date of XX/XX/XX therefore within XX days of discovery.  TILA XXXb cure.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

451	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML not met. Missing escrow but appraisal requirement met.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Charges That In Total Cannot Increase More Than XX% Test' from Open Rebuttal to Cured Post Close.;
Cured Post Close with PCCD discovery date of XX/XX/XXXX, therefore within XX days of discovery.  TILA XXXb cure

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

586	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Charges That In Total Cannot Increase More Than XX% Test' from Open Rebuttal to Cured Post Close.;
Cured Post Close with PCCD discovery date of XX/XX/XXXX, therefore within XX days of discovery.  TILA XXXb cure.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

751	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	"Other" payment of $XXX.XX is included on the final XXXX. This payment is not explained or documented in the loan file.	Borrower liabilities verified indicator is Present. Escrow Review Statement reflects the shortage and difference of $XXX.XX, with the updated XXXX. Added difference to DTI, DTI still within guidelines. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML compliant. No appraisal required. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

405	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; Charges That Cannot Increase Test
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

611	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

609	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

589	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. File is missing supporting documentation for the "other" $ XX.XX payment reflected under Proposed Monthly Payments section on the XXXX.	Borrower liabilities verified indicator is Present. Most recent Escrow Review Statement for first lien dated XX/XX/XXXX for payment due X/X/XXXX confirms payment has decreased to $X,XXX.XX from $XXXX.XX. The borrower was qualified using higher payment as the difference was from an estimated T&I monthly payment at the time and DTI was within guidelines. No changes made on first lien payment. Exception resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

463	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Higher-Priced Mortgage Loan; Charges That In Total Cannot Increase More Than XX% Test
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; TILA XXXb Cure Required. Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC.

The zero tolerance violation in the amount of $XX.XX is due to increase for the Mortgage Recording fee on the Final CD X/XX/XX. ; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; This is a California loan.  The state of CA charges up to $XXX.XX for the SBX recording fee.  This fee erroneously showed up on the Initial LE as a Transfer Tax.    The RESPA team was aware of the issue and when completing the RESPA review considered the $XXX.XX Recording and $XXX.XX Transfer Tax from the base LE as a total recording fee of $XXX and therefore, when compared to the Final CD, there was no violation of RESPA.  The Recording Fee amount is $XXX.XX on the final CD. Cured Post Close with PCCD discovery date of XX/XX/XX therefore within XX days of discovery.  TILA XXXb cure.
																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
455	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. A payment of $XX.XX was disclosed as "other" without explanation or verification of the source of payment. Provide evidence of payment source. Additional conditions may arise.	Borrower liabilities verified indicator is Present. Escrow Review Statement dated XX/XX/XXXX does confirm the "other" payment is from an escrow shortage, but the original XXXX/XXXX disclosed first lien payment higher at $XXXX.XX and new payment is now $X,XXX.XX. Updated XXXX/XXXX provided reflecting this change, DTI lower. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

255	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; Charges That Cannot Increase Test
No Cure Required - HPML Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; TILA XXXb Cure Required. Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero tolerance violation in the amount of $XXX.XX is due to addition of appraisal fee on the LE X/XX/XXXX without a valid COC. COC provided for X/XX indicates borrower requested to review Loan estimate which is not a valid reason for the addition of the appraisal ; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXXX months or $XXXXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

622	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test; Higher-Priced Mortgage Loan
Loan Origination Fee paid by borrower of $XXXX.XX exceeds X% by $XXX.XX; This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; HPML not downgraded, no escrow established, appraisal requirements met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

737	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

38	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

243	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

131	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan  with establish escrow met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

332	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test; Higher-Priced Mortgage Loan
Loan Origination Fee paid by borrower of $XXXX.XX exceeds X% by $XXX.XX; This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; HPML not downgraded, no escrow established, appraisal requirements met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

321	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Housing history does not meet guidelines	Housing history does not meet guidelines. The credit report reflects last payment date of XX/XXXX for Xst lien mortgage -XXX #XXX with Xnd lien Note date of XX/XX/XXX. Please provide payment history for Xst lien #XXX through XX/XXXX; additional conditions may apply.	Housing delinquency meets guidelines. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; Charges That Cannot Increase Test
HPML is compliant. Escrow not required and appraisal not required. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; TILA XXXb cure required. Cure required of $XXX due to addition of Signing Agent fee to Final CD issued X/XX/XX of $XXX without a valid COC. Cure includes PCCD, LOE, copy of refund check, and proof of mailing.  The cure provided on the PCCD was for the increase in transfer taxes ; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

470	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

309	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Missing documentation to confirm the "other" monthly payment listed on the final XXXX in the amount of $XX.XX. Screen print on page XXX indicates monthly escrows have increased, however, missing the corresponding documentation to confirm whether it is for taxes or HOI or both.	Borrower liabilities verified indicator is Present. Escrow Review Statement dated XX/XX/XXXX does confirm the "other" payment was due an escrow shortage, which added a $XX.XX per month to first lien payment. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

166	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Higher-Priced Mortgage Loan; Charges That In Total Cannot Increase More Than XX% Test
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Cure required.  Refund in the amount of $XX.XX, cure package requires PCCD, LOE , Copy of Refund Check, and Proof of Delivery of Valid COC. The XX% tolerance violation in the amount of $XX.XX is due to the increase of Recording fee from LE X/X/XX to PCCD X/XX/XX. ; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; This is a California loan.  The state of CA charges up to $XXX.XX for the SBX recording fee.  This fee erroneously showed up on the Initial LE as a Transfer Tax.  The RESPA team was aware of the issue and when completing the RESPA review considered the $XXX.XX Recording and $XXX.XX Transfer Tax from the base LE as a total recording fee of $XXX and therefore, when compared to the Final CD, there was no violation of RESPA.  The Recording Fee amount is $XXX.XX on the final CD; Cured Post Close with PCCD discovery date of XX/XX/XXXX, therefore within XX days of discovery.  TILA XXXb cure

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

50	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

186	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Tax transcripts indicate the XXXX tax refund was used to pay down existing tax debt from XXXX. Evidence is not provided in the loan file that this debt has been paid in full.	Borrower liabilities verified indicator is Present. XXXX Transcripts provided confirms $X.X balance and no accrued penalty. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
683	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	A monthly payment of $X.XX was included into the final subject property PITIA ratios as "Other". Please provide explanation and evidence of the monthly payment source.	Borrower liabilities verified indicator is Present. An updated Escrow Review Statement dated XX/XX/XXXX confirms the "other" payment was due to escrow shortage, which did change as of X/X/XXXX and is higher. The first lien payment increased to $XXXX.XX, updated XXXX/XXXX provided, DTI still within required guidelines. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

217	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

234	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

30	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test; Higher-Priced Mortgage Loan; Charges That Cannot Increase Test
The Loan Origination fee of $XXXX exceeds $XXX allowable. ; This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; HPML is compliant. Escrows and appraisal not required. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; TILA XXXb cure required. Cure of $XX.XX required due to addition of transfer taxes to Final CD issued X/XX/XX without valid COC or cure. No PCCD with cure in file found; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Cured Post Close.;
Cured Post Close with PCCD within XX days of consummation, exception resolved

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

654	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

184	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

192	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

132	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

314	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Higher-Priced Mortgage Loan; Charges That In Total Cannot Increase More Than XX% Test; Qualified Mortgage APR Threshold Finding
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; TILA XXX required: A refund in the amount of $XXX.XX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Mortgage Recording fee $XXX.XX increased on the CD issued X/XX/XXXX without a valid reason. ; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of X.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Charges That In Total Cannot Increase More Than XX% Test' from Open Rebuttal to Cured Post Close.;
Cured Post Close with PCCD discovery date of XX/XX/XXXX, therefore within XX days of discovery.  TILA XXXb cure.Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Charges That In Total Cannot Increase More Than XX% Test' from Open Rebuttal to Cured Post Close.;
Cured Post Close with PCCD discovery date of XX/XX/XXXX, therefore within XX days of discovery.  TILA XXXb cure.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

171	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; Housing history does not meet guidelines
Unknown payment in the amount of $X.XX/monthly is reflected on the XXXX but there is no supporting documentation in the file. Please provide documentation to support the $X.XX monthly fee. Additional conditions may apply.; Housing history does not meet guidelines. Xst Lien Mortgage History not verified within XX days of new Note. The credit report reflects Xst lien, XXX #XXXX was last verified paid XX/XXXX with Xnd lien Note date of XX/XX/XXXX. Please provide payment history for XXX #XXXX Xst lien through XX/XXXX; additional conditions may apply.; Housing history does not meet guidelines. Xst Lien Mortgage History not verified within XX days of new Note. The credit report reflects Xst lien, XXX #XXXX was last verified paid XX/XXXX with Xnd lien Note date of XX/XX/XXXX. Please provide payment history for XXX #XXXX Xst lien through XX/XXXX; additional conditions may apply.
																										Housing delinquency meets guidelines. The first lien payment history provided through X/XX/XXXX reflecting last payment paid on XX/XX/XXXX, and due for X/X/XXXX. Exception Resolved.; Borrower liabilities verified indicator is Present. An updated Escrow Review Statement dated X/XX/XXXX for payment due X/X/XXXX confirms the "other" payment is due to an escrow shortage of $X.XX per month, which matches the original XXXX/XXXX. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; NC RSHL Average Prime Offer Rate APR Threshold Exceeded
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Loan amount is not greater than XXXK to be exempt. ; This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

92	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Higher-Priced Mortgage Loan; Charges That In Total Cannot Increase More Than XX% Test
HPML Complaint; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; TILA XXXb Cure Required. Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund CHeck, and Proof of Delivery or Valid COC.

The XX% tolerance violation in the amount of $XX.XX is due to increase Mortgage Recording fee .CD X/XX/XX.; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Charges That In Total Cannot Increase More Than XX% Test' from Open Rebuttal to Cured Post Close.;
Cured Post Close with PCCD discovery date of XX/XX/XXXX, therefore within XX days of discovery.  TILA XXXb cure.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

491	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with established escrows and appraisal requirements met.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Charges That In Total Cannot Increase More Than XX% Test' from Open Rebuttal to Cured Post Close.;
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

417	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Lender Retained Fees Test; Higher-Priced Mortgage Loan
This loan failed the Lender Retained Fees Test.  (Mich. Comp. Laws Ann. §XXX.XX(X)(b))The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Cured Post Close with PCCD discovery date of XX/XX/XXXX, therefore within XX days of discovery. TILA XXXb cure.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

600	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

676	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

431	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

445	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Higher-Priced Mortgage Loan; Charges That In Total Cannot Increase More Than XX% Test
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; TILA XXXb Cure Required. Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC.
The XX% tolerance violation in the amount of $XX.XX is due to increase of  Recording Fee on Final CD X/XX/XX.; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Charges That In Total Cannot Increase More Than XX% Test' from Open Rebuttal to Cured Post Close.;
Cured Post Close with PCCD discovery date of XX/XX/XXXX, therefore within XX days of discovery.  TILA XXXb cure.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

500	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

695	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	XXX NPHLA Average Prime Offer Rate APR Threshold; Higher-Priced Mortgage Loan
This loan exceeded the average prime offer rate APR threshold. ( XXX SB XXX, §X(a)(X)(F)(ii) )The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effeXXXive date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effeXXX as of the date the transaXXXion's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effeXXX as of the date the transaXXXion's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.

Change status of 'XXX NPHLA Average Prime Offer Rate APR Threshold' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

194	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan with appraisal requirement met, escrows not required. Downgraded.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

524	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; Borrower Income Verification does not match Approval	Borrower liabilities verified indicator is Partial. File is missing supporting documentation for the "other" payment $XX.XX reflected under Proposed Monthly Payments section on the XXXX. ; The borrower income verification does not match approval. File is missing evidence the borrower is paid XX months of the year at the rate of $ XXXX.XX (teacher).	Borrower liabilities verified indicator is Present. Escrow Review Statement reflects borrower is receiving a surplus of $XX.XX, but did qualify with higher payment. Exception Resolved.; The borrower income verification does match approval. E-mail correspondence from employer Human Resources confirms borrower annual salary is $XX,XXX.XX, which equates to $XXXX.XX per XX months. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

270	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Higher-Priced Mortgage Loan; Charges That In Total Cannot Increase More Than XX% Test
HPML loan with establish escrow met appraisal requirement. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; TILA XXXb cure required. Refund in the amount of
$XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. the XX% tolerance violation in the amount of $XX.XX is due to the increase in Mortgage Recording fee from LE X/XX/XX to PCCD X/XX/XX. ; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Charges That In Total Cannot Increase More Than XX% Test' from Open Rebuttal to Cured Post Close.;
Cured Post Close with PCCD discovery date of XX/XX/XXXX, therefore within XX days of discovery.  TILA XXXb cure.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

588	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial; The final XXXX shows a liability that is not listed on the XXX XXX D for XXXX.XX with monthly payment of XXX.XX. Included this in the liabilities. Also included 'other' payment listed on XXXX for PITIA of XXX.XX that was not verified.	Borrower liabilities verified indicator is Present. Escrow Review Statement confirms of the shortage and extra added to total monthly payment of $XXX.XX, with updated XXXX, amount added to DTI. DTI within guidelines. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML  Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

687	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test; Higher-Priced Mortgage Loan
Loan Origination Fee paid by borrower of $XXXX.XX exceeds X% by $XXX.XX; This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; HPML not downgraded, no escrow established, appraisal requirements met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.

194	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

322	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with appraisal requirement met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

224	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met with appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

336	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; Borrower Credit Report Indicator is Partial	XXXX reflects an "Other" fee in the amount of $XX.XX with no source of verification in the file. ; Credit report reflects a Deed in Lieu dated X.XX.XXXX per Guidelines issued X.XX.XX version X.X state none with X years of Note date X.XX.XXXX	Borrower liabilities verified indicator is Present. Escrow Review Statement reflects borrower is receiving a surplus of $XX.XX, but did qualify with higher payment. Exception Resolved.; The borrower income verification does match approval. E-mail correspondence from employer Human Resources confirms borrower annual salary is $XX,XXX.XX, which equates to $XXXX.XX per XX months. Exception Resolved.	1	A	A	A	N/A	A	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; XXX Disaster Incident XX/XX/XX and declared XX/XX/XX. Please provide verification no property damage sustained. Additional conditions may apply.	Post Disaster Inspection provided. Servicing Comments provided confirm no damage to the property as of 1/24/23.	1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

147	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	The 'other' payment of $XX.XX, reflected on the Final XXXX/XXXX and associated with the first lien payment, was not verified. That payment is also not reflected on the Escrow Inquiry.	Borrower liabilities verified indicator is Present. Escrow Review Statement provided confirms the "other" payment of $XX.XX is from an escrow shortage, updated XXXX provided. The additional payment included to DTI. DTI still within guidelines. Exception Resolved.	1	A	A	A	N/A	A				2	B	B	B	B	B	Higher-Priced Mortgage Loan; Charges That Cannot Increase Test; Charges That In Total Cannot Increase More Than XX% Test
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Cure Required. Refund in the amount of $XXX.XX ,cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. the zero tolerance violation in the amount of $XXX is due to increase in Transfer Fee from LE X/X/XX to Final CD X/XX/XX. No PCCD or cure provided in file; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Cure Required. Refund in the amount of $XX.XX ,cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. the XX% tolerance violation in the amount of $XX.XX is due to the addition of the recording fees on the Final CD X/XX/XX. No PCCD or cure provided in file; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XX.XX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Cured Post Close.;
Cured Post Close with PCCD within XX days of consummation, exception resolved ; Change status of 'Charges That In Total Cannot Increase More Than XX% Test' from Open Rebuttal to Cured Post Close.;
Cured Post Close with PCCD within XX days of consummation, exception resolved

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

669	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

756	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

520	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; NC RSHL Average Prime Offer Rate APR Threshold Exceeded
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
409	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

394	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; NC RSHL Average Prime Offer Rate APR Threshold Exceeded
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

74	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Lender Retained Fees Test; Higher-Priced Mortgage Loan
Documentation Required:
Please provide the undiscounted rate or discount point fee disclosure that contains the rate prior to discount points being applied.; This loan failed the Lender Retained Fees Test.  (Mich. Comp. Laws Ann. §XXX.XX(X)(b))The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; HPML compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan passed the Lender Retained Fees Test.Exception Resolved
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

169	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	XXX Average Prime Offer Rate APR Threshold Exceeded; Higher-Priced Mortgage Loan
This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.; loan amount is not greater than XXXK, cannot be exempt.; HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;Change status of 'XXX Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

738	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

415	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Lender loan approval, Final XXXX indicated the balance due to IRS of $X,XXX.XX to be paid off at or before closing. Final CD does not reflect payoff and loan file does not contain evidence paid before closing.	Borrower liabilities verified indicator is Present; Verification of payment to IRS was provided. Exception Resolved.	1	A	A	A	N/A	A	Title Issues Present	The following issues were noted: Title shows delinquent "other" taxes as of 02/01/2023 for $148.90. File is missing evidence of payment.	An email correspondence from Title Operation Manager of XXX confirmed the $148.90 delinquent "other" tax information on title is for trash. The borrower does not have delinquent taxes and no lien can be put on title for this type of delinquencies. This information was provided by title as a courtesy and is no part of the property taxes. Exception Resolved.	1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
482	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow,met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

270	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test; Higher-Priced Mortgage Loan
This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

574	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
647	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

713	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area XXX with no subsequent Property Inspection	Verification of no property damage to subject property was provided. Exception Resolved.	1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

129	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test; Higher-Priced Mortgage Loan
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount.
X% of Loan Amount = $XXX.XX
Borrower Paid $X,XXX.XX
Amount needing to be refunded is $XXX.XX
; This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

509	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Fraud report shows an NOD for XXXX XXX XXXXX on XX/XX/XXXX reflecting the name of the borrower. Please provide supporting documentation confirming the borrower's status of ownership at the time. Additional conditions may apply.;	Borrower liabilities verified indicator is Present. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

205	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

69	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Employment Verification does not meet guidelines	Missing VVOE for the borrower within XX business days of the note date. Additional conditions may apply.; Employment was re-verified on XX/XX/XXXX, which was X business days prior to closing. Exception Resolved.	Employment was re-verified on XX/XX/XXXX, which was X business days prior to closing. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

282	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; XXX Higher-Priced Mortgage Loan Finding
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan is a higher-priced mortgage loan. ( XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX Higher-Priced Mortgage Loan Alerts below.; HPML Compliant

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; Change status of 'XXX Higher-Priced Mortgage Loan Finding' from Cured Post Close to Cleared.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

747	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Compliant HPML; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
183	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. File is missing supporting documentation for the "other" payment reflected under Proposed Monthly Payments section on the XXXX.

File is missing evidence the account ending in #XXX with XXX was paid in full. Letter in loan file details the monthly payment of $ XXX is next due XX/XX/XXXX.  This debt was not listed on the XXXX or included by lender in the DTI.

File is missing supporting evidence the XXX Loan #XXX set up on income driven repayment plan in XX/XXXX was paid in full.  This debt is not listed on the XXXX or included by lender in the DTI.
																										Borrower liabilities verified indicator is Present; Verificcation of payments provided. Exception Resolved.	1	A	A	A	N/A	A				2	B	B	B	B	B	Higher-Priced Mortgage Loan; Brokerage/Finder Fee Test
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant; This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount.X% of total loan amount = $X,XXX.XX
Total of Fee paid by the borrower in Section A = $X,XXX.XX
Amount overcharged (cure needed) $X,XXX.XX
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.HPML is compliant and allowed per lender guidelines; therefore, downgraded to A;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

666	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

35	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; NC RSHL Average Prime Offer Rate APR Threshold Exceeded
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

473	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.HPML is compliant and allowed per lender guidelines; therefore, downgraded to A;
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

689	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	XXX Average Prime Offer Rate APR Threshold Exceeded; Higher-Priced Mortgage Loan
This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met with appraisal requirement

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.HPML is compliant and allowed per lender guidelines; therefore, downgraded to A;Change status of 'XXX Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

28	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Unknown payment in the amount of $XXX/monthly is reflected on the XXXX but there is no supporting documentation in the file. Please provide documentation to support the $XXX monthly fee. Additional conditions may apply.	Borrower liabilities verified indicator is Present - Escrow Review Statement dated XX/XX/XXXX confirms the additional monthly payments of $XXX and $XXX, combined total of $XXX is from the monthly mortgage insurance payment and escrow shortage. Both of which were included in total PITIA and DTI, DTI within maximum allowed. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;HPML is compliant and allowed per lender guidelines; therefore, downgraded to A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

256	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

664	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;HPML is compliant and allowed per lender guidelines; therefore, downgraded to A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

134	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Final Loan Application is Partial	Final Loan Application is Partial; Final XXXX was completed reflecting the subject property has no mortgage obligation. The mortgage to XXX was listed in the Liability section of the final XXXX. Lender to provide updated XXXX.	Updated Final Loan Application is Present reflecting first mortgage obligation, with XXX for subject property. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

85	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Unknown payment in the amount of $XXX/monthly is reflected on the XXXX but there is no supporting documentation in the file. Please provide documentation to support the $XXX monthly fee. Additional conditions may apply.	Borrower liabilities verified indicator is Present - Escrow Review Statement dated XX/XX/XXXX does confirm the additional $XXX per month is from the escrow shortage. This payment was included in total PITIA and DTI, DTI still within maximum allowed. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

271	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	XXX Average Prime Offer Rate APR Threshold Exceeded; Higher-Priced Mortgage Loan
This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.; XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'XXX Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

305	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

340	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

662	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test; Higher-Priced Mortgage Loan
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount.

X% of loan amount = $XXX.XX
Total fees in Section A paid by the borrower= $X,XXX.XX
Amount overcharged by $XXX.XX; This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has X.XX years at job.

246	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; Lender Retained Fees Test
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML no escrow established, appraisal requirement met; This loan failed the Lender Retained Fees Test.  (Mich. Comp. Laws Ann. §XXX.XX(X)(b))The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; Documentation Required - Please provide the undiscounted/par rate used. Or the discount points fee disclosure that contains the undiscounted rate

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; Lender Retained Fees Test- Exception Resolved.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

581	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Post Disaster Inspection provided - As of 10/21/2022 per servicing comments customer reported no disaster impact. Exception Resolved.	1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML  Compliant
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

603	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML compliant
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

186	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

499	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; Higher-Priced Mortgage Loan Escrow Alert (XX CFR XXXXX(b))
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Loan is a Higher-Priced Mortgage Loan and Escrow Indicator is Insurance.; Loan is a Higher-Priced Mortgage Loan and Escrow Indicator is No Escrows.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ;
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

592	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

713	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrows and met appraisal requirements.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

498	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	2	B	B	B	B	B	Underwriting CLTV exceeds Guideline Maximum Allowable; Borrower Income Verification does not match Approval	Underwriting CLTV of XX.XXX is greater than the maximum allowable guideline CLTV of XX.XX for FICO less than XXX. With a first lien balance of $XXX,XXXXX, second lien $XX,XXX and property value of $XXX,XXX.; The borrower income verification does not match approval. Prior year (XXXX) WX or WVOE is not provided in the loan file as required by program guidelines. Transcripts in file reflect filed joint with spouse, no individual transcript for the borrower's XXXX wages were found in loan file,	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Due to high FICO of XXX and other comp factors, client is allowing CLTV. Exception Acknowledged. ; The borrower income verification does match approval; XXXX WX provided. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

300	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A			.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

20	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

253	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; Charges That In Total Cannot Increase More Than XX% Test
HPML Compliant ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; TILA XXXb cure required
Refund in the amount of $XX.XX
Cure Package requires a PCCD, LOE, Copy of Refund Check and proof of delivery OR valid COC.
The XX% tolerance violation of $XX.XX is due to the increase in Mortgage Recording Fee from $XXX.XX to $XXX.XX. There was no COC found in the file and PCCD did not contain a cure.; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) do not exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

24	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Compliant HPML

HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) do not exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

1	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

422	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; Underwriting CLTV exceeds Guideline Maximum Allowable
Unknown payment in the amount of $X.XX/monthly is reflected on the XXXX but there is no supporting documentation in the file. Please provide documentation to support the $X.XX monthly fee. Additional conditions may apply.

; CLTV of XX.XX  is greater than the maximum allowable guideline CLTV of XX.XX.  Lender used a principal balance of $XXX,XXX.XX, however, the most recent recent principal balance documented in the loan file is $XXX,XXX.XX on XX/XX/XXXX which is reflected in the payment history. Please provide documentation reflecting a principal balance of $XXX,XXX.XX prior to the note date of XX/XX/XXXX. Additional conditions may apply.

Borrower liabilities verified indicator is Present - Escrow Review Statement dated X/XX/XXXX indicates an escrow shortage monthly payment of $XXX.XX extra per month added to PITIA, which is an increase from initial disclosed amount of $X.XX per month.  However, DTI only increased to XX.XXX%, which is still within guideline maximum.  Updated XXXX/XXXX provided reflecting corrected "other" monthly payment, PITIA and DTI.  Exception Resolved.; Original CLTV of XX.XX adheres to the guideline maximum CLTV of XX.XX.  Pay history provided confirms balance as of X/XX/XXXX was $XXX,XXX.XX, which dropped CLTV to XX.XX%, from XX.XX%, which meets max guideline of XX%.  Exception Resolved.
																											1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

298	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML with appraisal requirements met.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

173	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. File is missing guideline required documentation that the borrower has made X consecutive payments prior to the application date on the current open tax obligation to the IRS payment plan of $XXX per month if not paid in full with proceeds. Additional conditions may apply.	Borrower liabilities verified indicator is Present; Verification of IRS balance paid in full provided. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HMPL loan with establish escrow met appraisal requirement
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

358	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

445	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant and appraisal requirements met. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

87	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. The XXXX Transmittal Summary includes "Other" payment of $XX.XX in monthly mortgage payment which cannot be verified. Please verify source of liability.	Borrower liabilities verified indicator is Present. Escrow Review Statement dated XX/XX/XXX does confirm the "other" monthly payment is from the escrow shortage, which is $XX.XX per month and has been included in the DTI calc. DTI still within requirements. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is not compliant as evidence of appraisal requirements not met.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

476	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. On 04/XX/23, Severe Winter Storms - XXX was a declared disaster in XXX County, XXX for the period 02/XX/23 and continuing. The file only contains an AVM and no appraisal nor any servicing notes. Please provide a Post Disaster Inspection or servicing notes the include customer commentary declaring "no damage" - additional conditions may apply.	Post Disaster Inspection provided - As of 05/08/2023 per servicing comments, customer confirmed no disaster impact. Exception Resolved.	1	A	A	A	A	A	Higher-Priced Mortgage Loan; Charges That In Total Cannot Increase More Than XX% Test
Compliant HPML; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; TILA XXXb Cure Required.  Refund in the amount of $XX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the amount of $XX.XX is due to the increase in recording fees on the final CD without a valid COC; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML Compliant; This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

383	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Requirements met.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

603	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Loan with established escrows and met appraisal requirements. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

188	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Missing documentation to confirm "other" amount of $XX per month listed on final XXXX.	Borrower liabilities verified indicator is Present. Escrow Review Statement dated XX/XX/XXXX confirms the "other" payment was from escrow shortage, which was higher than the initial disclosed amount. Changed from $XX per month to $XX.XX per month. Updated PITIA, DTI increased to XX.XXX%, which is still within maximum allotted. Updated XXXX and XXXX provided with changes. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

172	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Higher-Priced Mortgage Loan; Brokerage/Finder Fee Test
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with establish escrow met appraisal requirement;
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

218	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection; Disaster XXXX declared 1/XX/2023. Please provide verification no damage sustained to the subject property. Additional conditions may apply.	Post Disaster Inspection provided - As of 02/03/2023 a disaster inspection was completed per servicing comments provided, which confirmed property did not incur any damages. Exception Resolved.	1	A	A	A	A	A	Higher-Priced Mortgage Loan
Compliant HPML; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan is Compliant.

Please see updated Interior/Exterior Appraisal which came in at a value of $X,XXX,XXX “as is”. Note:  The value used from the AVM to approve the loan was $X,XXX,XXX; Change status of 'Higher-Priced Mortgage Loan Full Appraisal Not Provided (XX CFR XXXX.XX(c)(X))' from Active to Open Rebuttal.;

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

122	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
																																												Please see updated Interior/Exterior Appraisal which came in at a value of $X,XXX,XXX “as is”. Note: The value used from the AVM to approve the loan was $X,XXX,XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

359	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan. Requirements met.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

187	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

454	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with established escrows and met appraisal requirements. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

273	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

682	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

506	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Higher-Priced Mortgage Loan; Brokerage/Finder Fee Test
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrows and met appraisal requirements.; This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; Maximum of X% = $X,XXX, however an origination charge of $X,XXX was charged to the borrower
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

156	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML loan with established escrows and met appraisal requirements.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

638	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area. FEMA declared XXX County in a disaster area (Hurricane XXX) on XX/XX/XX with an incident period starting XX/XX/XX and ending XX/XX/XX and a Post Disaster Inspection or servicing notes to confirm there was no damage to the subject property.	Post Disaster Inspection provided - As of 11/23/2022 per servicing comments, customer confirmed no disaster impact. Exception Resolved.	1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

317	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML Compliant
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

673	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

419	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

161	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

260	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

608	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

248	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

403	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

435	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
618	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Interest Rate Test
This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.; Minn Stat XX.XX(XA)(a). Provide DIDMCA exemption.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

183	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

707	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				2	B	B	B	N/A	B	Appraisal guideline violation	Appraisal guideline violation: Lender Approval indicates subject property was deemed to be rural and requires a full appraisal. AVM property details report shows property is 0.25 acres but is zoned as "RR5" which is rural residential zoning. A Full appraisal was not provided and Lender Approval does not show condition satisfied or cleared on lender loan approval provided. Please provide a full appraisal report for the subject property. Additional conditions may apply.	Change status of 'Appraisal guideline violation' from Open Rebuttal to Acknowledged by Client.;	1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

720	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

686	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

592	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities not fully verified. Please provide support/explanation for the $XX.XX "other" payment reflected on the XXXX. May affect DTI. ; Verification of Employment (XX/XX/XX) not dated within XX business days prior to XX/XX/XX closing. Excluding Sundays and the federal holiday, VOE is XX days prior to closing.	Borrower liabilities verified indicator is Present. Escrow Review Statement confirms the "other" payment for $XX.XX is from an escrow shortage and added to the first lien PITIA. Which was reflected on the XXXX and included in the DTI. Exception Resolved.; Confirmed VVOE meets the required XX business day timeframe. Utilized time and date calculator from XX/XX/XXXX to XX/XX/XXXX, is exactly XX business days excluding two Saturday's, two Sunday's and Federal Holiday (Juneteenth). Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Loan is HPML. REquirements met.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

22	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

24	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

361	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

75	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

343	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. Subject property located in XXX County, XXX, two declared disasters this in this location XXX 2023 and XXX 2023, missing evidence property did not incur any damages.	Post Disaster Inspection provided. CA conducted a search through the FEMA.gov website for the past year and current year. XXX County, which was designated as a possible impacted area by two of the disaster declared but was not eligible for individual assistance. Exception Resolved.	1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with esablish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

486	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

101	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

369	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
220	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML requirements met. Downgraded.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

498	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

635	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

596	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
519	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

243	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

550	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Loan is HPML. REquirements have been met.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

205	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

85	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Loan is HPML. HPML requirements met.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

126	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan. HPML requirements met.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

713	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

258	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

728	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.

413	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; Occupancy Status	Borrower liabilities verified indicator is Partial. . File is missing supporting documentation for the "other" payment of $XXX.XX reflected under Proposed Monthly Payments section on the XXXX.; The intent and/or status of the borrower's occupancy is not supported in the file. Borrower’s initial and final signed XXXXs reflects the "Intended Occupancy" for subject to be retained as "Investment". Lender to provide LOX and evidence of occupancy as owner occupied for program requirements. Additional conditions may apply.
Borrower liabilities verified indicator is Present. The Escrow Review Statement provided confirms as of XX/XX/XXXX the "other" monthly payment is from an escrow shortage, which was included in the total DTI calculation.  Exception Resolved.; Occupancy is supported by documentation provided in the loan file.; The occupancy issue identified on the XXXX pertains to a systemic error, which is inadvertently changing Section X of the XXXX to Investment, when it’s truly a Primary Residence, which is reflected under Section X: Loan and Property Information.The customer has occupied this property for XX years and has executed the Affidavit of Occupancy confirming this as Primary Residence. All Financial statements supplied (Paystubs, WX) also reflect the subject property address as the customer’s current address.  Exception Resolve
																											1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; Lender Credits That Cannot Decrease Test
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; TILA XXXb cure required
Refund in the amount of $XXX.XX
Cure Package requires a PCCD, LOE, Copy of refund check and proof of delivery OR Valid COC.
The Lender Credit Violation is due to the decrease in Lender Credits on the initial CD of $XXX.XX without a COC in the file to explain as to why they decreased from $XXX.XX; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

106	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.

79	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

729	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

68	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

442	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

354	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

539	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

3	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

712	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	2	B	B	B	B	B	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XX.XX is greater than the maximum allowable guideline CLTV of XX.XX.; The max CLTV for this program is XX% and the CLTV for this loan is at XX.XXX% per lender approval. Please provide lender exception approval showing this was reviewed and approved by management. Otherwise loan is not meeting approval guidelines.
Please see attached Exception request and UW VP approval of Exception. Requesting exception for XXX to Purchase. Lender approved exception for the CLTV exceeding XX%.  An updated payment history provided reflects the first lien UPB as of the subject loan Note date was $XXX,XXX.XX reducing the CLTV to XX.XXX%.  A XXXX providing with this information updated..  Because the CLTV still exceeding XX%, lender approved exception was granted with the folloing compensating factor; Credit Score &gt; = XXX, at XXXk Mortgage History past XX months, XxXX for over X years with additional payments paid towards principal balance; DTI at XX.XXX% and WX borrower with XX years history at same employer. Updated first lien UPB at $XXX,XXX.XX as of X/X/XX.  Client to Review.; Acknowledged by Client.-GL UW exception approved, downgraded to EVX/B
																											1	A	A	A	N/A	A				1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Finding; Higher-Priced Mortgage Loan
This loan is a higher-priced mortgage loan. ( XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX Higher-Priced Mortgage Loan Alerts below.; HPML NO escrow established, appraisal requirement met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.

Change status of 'XXX Higher-Priced Mortgage Loan Finding' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

496	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

629	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

428	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.

199	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

574	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

545	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

347	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

329	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test; Higher-Priced Mortgage Loan
This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; No Cure Required - HPML Loan Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

548	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

128	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

375	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A	Origination Appraisal is Missing	Origination appraisal is Missing.; Loan is HPML and not QM, and loan amount does not qualify for an exemption. A full appraisal is required.	Origination appraisal is Not Applicable.	1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

666	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

551	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML NO escrow established, appraisal requirement met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

621	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

3	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML no escrow established, appraisal requirement met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

257	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	TILA Right of Rescission Test; Higher-Priced Mortgage Loan; Right to Cancel Transaction Date is different from the Transaction Date
The Security instrument was notarized X/XX/XXXX; however, the disbursement date is X/XX/XXXX and the the X day waiting period ended X/XX/XXXX; therefore, the loan should not have disbursed until X/XX/XXXX. A PCCD with LOE and proof of delivery is required. ; This loan failed the TILA right of rescission test.Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last.; HPML is compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; The right to cancel transaction date of X/XX/XXXX is different from the note date of X/XX/XXXX; The notary date on the mortgage is X/XX/XX and borrower signed RTC on X/XX/XX which is out of sync.  All closing documents are dated X/XX/XX.   Please provide explanation as to why this date discrepancy occured.; The right to cancel transaction date of X/XX/XXXX is different from the note date of X/XX/XXXX

This loan passed the TILA right of rescission test.Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is not before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; The right to cancel transaction date of X/XX/XXXX equals from the note date of X/XX/XXXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

252	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Lender Retained Fees Test; Higher-Priced Mortgage Loan
This loan failed the Lender Retained Fees Test.  (Mich. Comp. Laws Ann. §XXX.XX(X)(b))The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; No Cure Required - HPML Loan Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.

This loan passed the Lender Retained Fees Test. (Mich. Comp. Laws Ann. §XXX.XX(X)(b))This loan does not charge any fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction. The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

624	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML NO escrow established, appraisal requirement met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

384	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Origination Fee Test; Discount Fee Test; Higher-Priced Mortgage Loan
The X% Origiantion fee is over the threshold by $XXX.XX, which includes the Discount points $XXX.XX and Origination fee $XXX.XX is over $XXX.XX.; The loan failed the origination fee test. (DC ST § XX-XXXX(e)(X)-(X))The loan has an origination fee that is greater than X% of the loan's principal.; The X% Origiantion fee is over the threshold by $XXX.XX, which includes the Discount points $XXX.XX and Origination fee $XXX.XX is over $XXX.XX.
There's no discounted/starting rate to determine if the discount points are Bona fide. ; The loan failed the discount fee test. (DC ST § XX-XXXX(e)(X)-(X))This loan failed because either:The loan has an origination fee that is greater than X% of the principal; orThe compensation for origination fee or discount fee is not set to lender or the discount fee is not bona fide, and the sum of the discount points and origination fee is more than X% of the principal.; HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;; XX-XXXX(d)(X) states “any loan where the borrower receives the use of an amount in excess of $X,XXX which is secured directly or indirectly by a mortgage or deed of trust on residential real property… and the residential real property … is the place of residence of the borrower shall only be subject to the provisions of D.C. Official Code, sections XX-XXXX(f)” and does not apply to XX-XXXX(e)(X) or (X). Exception Rescinded.; XX-XXXX(d)(X) states “any loan where the borrower receives the use of an amount in excess of $X,XXX which is secured directly or indirectly by a mortgage or deed of trust on residential real property… and the residential real property … is the place of residence of the borrower shall only be subject to the provisions of D.C. Official Code, sections XX-XXXX(f)” and does not apply to XX-XXXX(e)(X) or (X). Exception Rescinded.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

583	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	2	B	B	B	B	B	Borrower Liabilities Verification Indicator is Partial	Missing documentation to confirm XXXX tax liability of $XX,XXX as reflected on tax transcripts was paid in full prior to closing as required per guidelines when taxes are owed from a prior year and are not a lien showing on credit or title (page XX).
Change status of 'Borrower Liabilities Verification Indicator is Partial' from Rejected by Client to Open Rebuttal.;Please see attached Exception request and UW VP approval of Exception. Requesting exception for XXX to Purchase. The IRS monthly payment of $XXX.XX added per agreement.  DTI of XX.XXX% remains in toleance. DTI would be XX.XXX% without the IRS payment of $XXX.XX. Lender exception requested based on the number of payments made (X) which meets FNMA requirements. An updated XXXX and final XXXX including monthly payment provided.  Exception requested by lender with the following compensating factors; Credit score>+XXX at XXX FICO, mortgage history the last XX moths XxXX on mortgae > X years. CA included IRS $XXX monthly payment to DTI, DTI is XX.XXX, which meets requirements.   Client to Review.; Open Rebuttal to Acknowledged by Client.
GL UW Exception approved. Exception acknowledged and downgraded to EVX/B.
																											1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

497	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Please provide the auto loan details which borrower(s) co-signed for son per LOX in file of new credit. XXX $XXX payment per month which was counted in the DTI but supporting documentation on the new debt is not found in file.	Borrower liabilities verified indicator is Present. The XXX Security Agreement confirms the new debt obtained with a monthly payment of $XXX.XX which was already included in the total DTI calculation. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML NO escrow established, appraisal requirement met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

430	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

136	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

278	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
387	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Finding; Higher-Priced Mortgage Loan
This loan is a higher-priced mortgage loan. ( XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX Higher-Priced Mortgage Loan Alerts below.; HPML NO escrow established, appraisal requirement met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.

Change status of 'XXX Higher-Priced Mortgage Loan Finding' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

163	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	(i) Additional monthly payment of $XX.XX, disclosed as "other" on XXXX. Please provide explanation or source documentation to support. (ii) Please provide HOA documentation to support $XX monthly payment. Additional conditions may apply.	Borrower liabilities verified indicator is Present. HOA documents provided reflecting quarterly payments are $XXX, which is $XX per month. Escrow Review Statement confirms as of X/XX/XXXX the additional $XX.XX monthly payment is the escrow shortage. All monthly payments added to the total DTI. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML NO escrow established, appraisal requirement met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

734	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
301	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

576	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

22	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

10	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

505	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

195	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

445	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

122	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

128	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

746	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	XXX Spread Home Loan Test; Higher-Priced Mortgage Loan; NC RSHL Average Prime Offer Rate APR Threshold Exceeded
HPML is compliant; This loan failed the XXX spread home loan test.
( NC GS §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.; HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; loan amount is not greater than XXXK to be exempt.; This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.

Change status of 'XXX Spread Home Loan Test' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

573	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

469	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

52	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

34	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Please provide explanation/support for the $XX.XX 'other' monthly payment reflected on the XXXX/XXXX.	Borrower liabilities verified indicator is Present. The Escrow Review Statement provided confirms as of XX/XX/XXXX the $XX.XX "other" payment on the XXXX is from an escrow shortage, which was included in total DTI. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
407	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan is compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

635	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

427	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Finding; Higher-Priced Mortgage Loan
This loan is a higher-priced mortgage loan. ( XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX Higher-Priced Mortgage Loan Alerts below.; HPML loan with establish escrow  met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.

Change status of 'XXX Higher-Priced Mortgage Loan Finding' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

92	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has stable job time - Borrower has X.XX years at job.

678	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	Borrower Transcripts are missing	The borrower transcripts is Missing. Per guidelines, IRS Transcripts are required for all borrowers, regardless of income source or other documentation. Please provide Tax Transcripts. Additional documentation may be required.	The borrower transcripts is Not Applicable. Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. However, this required guideline is still within the XXX UW Guidelines_XXXX.X.X vX.X page XX Section X. Exception Resolved.	1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test; Higher-Priced Mortgage Loan
This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

263	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant,; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

274	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

296	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; NC RSHL Average Prime Offer Rate APR Threshold Exceeded
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

341	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

97	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; Reimbursement Amount Validation Test; Charges That In Total Cannot Increase More Than XX% Test
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines. ; This compliance test 'Reimbursement Amount Validation Test' is no longer tested; This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) do not exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

497	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Transmittal Summary is Partial	Missing first page of Lender Loan Approval (only pages X-X provided in the loan file).	Lender Approval Present. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

629	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

449	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

336	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Income Verification does not match Approval; Borrower Transcripts are missing; CoBorrower Transcripts is Missing	The borrower income verification does not match approval. XXXX-R for BX XXX Pension Plan is cut off down the right side leaving pertinent information out including the date/year. Please provide a full image of BX XXXX-R for XXX Pension Plan. Additional conditions may apply.; The borrower transcripts are missing. Please provide tax transcripts as required by guidelines.; The coborrower Transcripts are missing. Please provide tax transcripts as required by guidelines.
The borrower transcripts is Not Applicable. Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X.  However, this required guideline is still within the XXX UW Guidelines_XXXX.X.X vX.X page XX Section X.  Exception Resolved.; The coborrower Transcripts is Not Applicable. Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X.  However, this required guideline is still within the XXX UW Guidelines_XXXX.X.X vX.X page XX Section X.  Exception Resolved.; The borrower income verification does match approval. Removed borrower's retirement of $XXX.XX per month as reflected on XXXX-R XXX, as it was not needed. Confirmed DTI of XX.XX%. Exception Resolved.
																											1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

638	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Finding; Higher-Priced Mortgage Loan; Charges That Cannot Increase Test; Lender Credits That Cannot Decrease Test
HPML Compliant; This loan is a higher-priced mortgage loan. ( XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX Higher-Priced Mortgage Loan Alerts below.; HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; TILA XXXb Cure required
Refund in the amount of $XXX.XX
Cure package requires a PCCD, LOX, Copy of refund check and proof of delivery to the borrower OR valid COC.  The Zero tolerance violation is due to the added Discount Point Fee of $XXX.XX on the LE dated X.XX.XXXX and no COC was found in the file explaining the reason for why the fee was added. Please provide a valid COC or cure package.
; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Change status of 'XXX Higher-Priced Mortgage Loan Finding' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($X.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

676	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Income Verification does not match Approval	TWN provided in the loan file to support bonus income used to qualify was obtained X/X/XX which was after funding date of X/XX/XX.	Exception Resolved	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

155	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Final Loan Application is Partial; Borrower Liabilities Verification Indicator is Partial	Please provide copy of executed (Borrowers' Acknowledgement of Mortgage Repayment Ability) Disclosure. Additional conditions may apply.; Borrower liabilities verified indicator is Partial. Please provide documentation for the (other monthly liability on the lenders XXXX) for $X.XX per month. Additional conditions may apply.	Borrower's Acknowledgement of Mortgage Repayment Ability is Present and Executed by the borrower at closing. Exception Resolved.; Borrower liabilities verified indicator is Present. Escrow Analysis provided indicates the borrower's base escrow decreased $X.XX from X/X/XXXX to X/XX/XXXX and was put towards the shortage and cushion. This amount was included in total DTI per XXXX in file. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

536	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

686	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Final Loan Application is Partial	Final Loan Application is partial. Updated final application is needed. Borrower's occupancy needs to be updated on final application.
Final Loan Application is Present. Lender response "The occupancy issue identified on the XXXX pertains to a systemic error, which is inadvertently changing Section X of the XXXX to Investment, when it’s truly a Primary Residence, which is reflected under Section X: Loan and Property Information. The customer has occupied this property for X years and has executed the Affidavit of Occupancy confirming this as Primary Residence. Financial statements supplied (WXs) also reflect the subject property address as the customer’s current address." It is confirmed appraisal reflects primary residence on Section X of application and the borrowers will occupy property as primary on Section Xa.  Exception Resolved.
																											1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant. Appraisal not required as loan amount does not exceed threshold.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

228	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML NO escrow established, appraisal requirement met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

129	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with established escrows and met appraisal requirements. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

466	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML No escrow established, appraisal requirement met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

148	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

262	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

12	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Final Loan Application is Partial; Housing history does not meet guidelines	Missing full X year residence history on final XXXX (only X.X years provided).; Per Lender Guidelines a XX month housing history is required. Borrowers can use a combination of rental history and mortgage history to meet the housing history requirements, however, only XX months were documented in the loan file. Please provide prior mortgage or rental payment history to complete a full XX months as required.	Housing delinquency meets guidelines. Housing history from XX/XX/XXXX to X/X/XXXX, XX-months sufficient. Exception Resolved; Borrower liabilities verified indicator is Present. The Escrow Review Statement provided confirms as of XX/XX/XXXX the "other" payment on the XXXX for first lien is from an escrow shortage of $XXX.XX, but approval included a payment of $XXX.XX and DTI still within tolerance. LOE from borrower confirms borrower applied for SYNCB/WALG (Walgreens) but was denied. Confirmed XXX was included in total DTI. Exception Resolved.	1	A	A	A	N/A	A	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. File does not contain borrower or lender verification property was not damaged in Disaster dated 4/3/2023 per FEMA.	Servicing Comments regarding a Post Disaster Inspection provided. Inspection completed on 05/10/2023 and inspection indicated no damages from the disaster were present. Exception Resolved.	1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Complaint; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.

497	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Xnd Lien, No escrow, no appraisal, Loan amount XX,XXX; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

73	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

442	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	2	B	B	B	B	B	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. IRS debt should have been paid in full at closing. Per the XXX Second Lien Guidelines: If IRS taxes are owed from the prior tax year and are not showing as a lien on credit or title the y must be paid in full prior to or at closing. The IRS debt is lacking six (X) consecutive months of payments on the payment plan made as of the loan application date.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Open Rebuttal to Acknowledged by Client. Debt is included in DTI.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

670	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

72	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	2	B	B	B	B	B	2	B	B	B	B	B				1	A	A	A	N/A	A				1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Finding
No Cure Required - HPML Loan Xnd Lien. Downgraded; This loan is a higher-priced mortgage loan. ( XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX Higher-Priced Mortgage Loan Alerts below.; No Cure Required - HPML Loan Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.

Change status of 'XXX Higher-Priced Mortgage Loan Finding' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

485	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. On 04/XX/23, Severe Winter Storms, Flooding, and Mudslides - XXX was a declared disaster in XXX for the period 02/XX/23 - 07/XX/2023. The file only contains an AVM dated 6/13/23 and there are no servicing notes. Please provide a Post Disaster Inspection - additional conditions may apply.	Servicing Comments regarding post-disaster inspection provided. Servicing comments provided reflect a disaster inspection was ordered and completed on 5/12/2023 with no damages. Further, borrower confirmed on 06/07/2023 no disaster impact. Exception Resolved	1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

655	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

420	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

233	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

744	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Transcripts are missing	IRS Transcripts are required for all borrowers (regardless of income source or other documentation). The file does not contain transcripts. Please provide IRS Tax Transcripts.	Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
83	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

470	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

549	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	Borrower Transcripts are missing	The borrower transcripts are missing, as required by guidelines Section X.	Confirmed the required tax transcript guideline was removed from the XXX Second Lien Program Matrix XXX. Exception Resolved.	1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test; Higher-Priced Mortgage Loan
Origination Charge TN Service Charge on CD is $XXXX, maximum allowed is $XXX.XX; This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; NO Escrow established, See pg XXX/XXX appraisal requirement met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

129	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (XX CFR XXXXX(c)(X))
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Evidence of Appraisal Delivery to the Borrower Not Provided.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines. ; Evidence of Appraisal Delivery to the Borrower Provided.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

15	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with established escrows and met appraisal requirements. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

191	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; Reimbursement Amount Validation Test; Charges That Cannot Increase Test
HPML is compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.; TILA XXX required: A refund in the amount of $XXX.XX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Title Disbursement fee changed to the Title Settlement/Closing fee on the CD issued X/XX/XXXX without a valid reason. ; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines. ; This compliance test 'Reimbursement Amount Validation Test' is no longer tested; This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

382	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

127	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Transcripts are missing; CoBorrower Transcripts is Missing	The borrower transcripts are missing, as required per Guidelines Section X.; The co-borrower transcripts are missing, as required per Guidelines Section X.	Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. Exception Resolved.; Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

629	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

19	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Employment Verification does not meet guidelines; CoBorrower Employment Verification does not meet guidelines	Please provide employment verification within ten business days of closing for BX. VVOE dated XX/XX/XX and Closing was XX/XX/XX.; Please provide employment verification within ten business days of closing for BX. VVOE dated XX/XX/XX and Closing was XX/XX/XX.	Confirmed the VVOE completed on X/X/XXXX is exactly XX business days from closing date X/XX/XXXX. Exception Resolved.; Confirmed the VVOE completed on X/X/XXXX is exactly XX business days from closing date X/XX/XXXX. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

755	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

378	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

49	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

85	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

257	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

385	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	B	2	B	B	B	B	B	Borrower Income Verification does not match Approval; Qualifying DTI exceeds Guideline Maximum Allowable	The borrower income verification does not match approval. The bonus income was calculated by using XXXX plus YTD divided by XX.XX months. The correct calculation is XXXX plus YTD divided by XX months, as the Guidelines state you cannot use future bonus income. A two year history is required, and a two year average is to be used. Additionally, the WVOE does not identify the bonus and commission income is likely to continue, per Guidelines.; Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.	Change status of 'Borrower Income Verification does not match Approval' from Open Rebuttal to Acknowledged by Client.;Small DTI exception with X+ years in home, XX years on job, XXX qualifying score, XX% CLTV.; Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.Small DTI exception with X+ years in home, XX years on job, XXX qualifying score, XX% CLTV	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

31	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

146	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Finding; Higher-Priced Mortgage Loan
HPML is compliant; This loan is a higher-priced mortgage loan. ( XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX Higher-Priced Mortgage Loan Alerts below.; HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.

Change status of 'XXX Higher-Priced Mortgage Loan Finding' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

370	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is PartialTransmittal Summary is Partial	Missing documentation to confirm monthly Borrower Paid Mortgage Insurance as reflected on Escrow Inquiry provided in the loan file or provide confirmation BPMI was paid as an upfront lump sum at the time the First Lien was originated. Also, missing documentation to confirm monthly HOA dues on the subject property (documentation on page XXX in the loan file does not list the subject property address).; Missing page X of Lender's Conditional Loan Approval (only pages X-X were provided in the loan file).	Borrower liabilities verified indicator is Present. The HOA Screenshot confirms the annual payment is $XXXX, and the Escrow Analysis confirms there is no MI, but the $XX.XX additional on the escrow inquire in loan file, is from an escrow shortage as of X/X/XXXX. Audit included this additional amount in DTI, DTI still within maximum. Exception Resolved.; Lender Conditional Approval Present. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; NC RSHL Average Prime Offer Rate APR Threshold Exceeded
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Not exempt due to loan amount being under $XXXk.; This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

627	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

290	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

557	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

382	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan. Xnd Lien. Downgraded.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

93	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

726	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; Initial Closing Disclosure Delivery Date Test
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Initial CD dated and received by borrower  X/XX/XXXX, consummation dated X/XX/XXXX, does not met the required X day waiting. ; This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; The initial closing disclosure delivery date test does not apply to this loan. ( XX CFR §XXXX.XX(f)(X)(iv) )If the consumer determines that the extension of credit is needed to meet a bona fide personal financial emergency, the consumer may modify or waive the three-business-day waiting period for the initial closing disclosure. The loan has marked the "Waiver Box - Initial Closing Disclosure X-Day Waiting Period" checkbox indicating that the consumer has modified or waived the three-business-day waiting period, after receiving the initial closing disclosure. By checking the checkbox, the user certifies that the other requirements to waive or modify the waiting period have been met.PLEASE NOTE: Regulation Z requires that to modify or waive the waiting period, the consumer shall give the creditor a dated written statement that describes the emergency, specifically modifies or waives the waiting period, and bears the signature of all the consumers who are primarily liable on the legal obligation. Printed forms for this purpose are prohibited.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

741	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	XXX NPHLA Average Prime Offer Rate APR Threshold; Nonprime Home Loan (OXXX. X XXXX and after); Higher-Priced Mortgage Loan; XXXXXX Average Prime Offer Rate APR Threshold
This loan exceeded the average prime offer rate APR threshold. ( XXX SB XXX, §X(a)(X)(F)(ii) )The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Informational ; Nonprime Home Loan (XXX ST §XXa-XXX(a)(X))The loan is a nonprime home loan, as defined in the legislation, due to all of the following findings:The loan meets or exceeds the average prime offer rate APR threshold;The proceeds of the loan are to be used primarily for personal family or household purposes;The loan is secured by a mortgage upon an interest in one-to-four family residential property;The property is intended to be used or occupied by the borrower as a principal residence; andThe loan amount is less than or equal to $XXX,XXX.; No Cure Required - HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effeXXXive date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effeXXX as of the date the transaXXXion's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effeXXX as of the date the transaXXXion's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan exceeded the average prime offer rate APR threshold. ( XXX SB XXX, §X(a)(X)(F)(ii) )The loan is a first lien and the greater of the disclosed APR and the calculated APR, exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the greater of the disclosed APR and the calculated APR, exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.

Change status of 'XXX NPHLA Average Prime Offer Rate APR Threshold' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Nonprime Home Loan (OXXX. X, XXXX and after)' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'XXX Average Prime Offer Rate APR Threshold' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

402	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Higher-Priced Mortgage Loan; Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; Maximum allowed fee was X%. Lender charged a fee of $XXXX.XX which was $X,XXX.XX more than the allowed X%
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

648	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

317	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Finding; Higher-Priced Mortgage Loan
This loan is a higher-priced mortgage loan. ( XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX Higher-Priced Mortgage Loan Alerts below.; HPML loan with establish escrow met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.

Change status of 'XXX Higher-Priced Mortgage Loan Finding' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

174	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

223	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

73	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test
TN Service Charge is more than X% of the loan amount.; This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; No Cure Required - HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

167	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

227	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

195	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

249	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

503	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Finding; Higher-Priced Mortgage Loan
No Cure Required - HPML Loan. Xnd Lien. Downgraded; This loan is a higher-priced mortgage loan. ( XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX Higher-Priced Mortgage Loan Alerts below.; No Cure Required - HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.

Change status of 'XXX Higher-Priced Mortgage Loan Finding' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

615	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

511	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Transcripts are missing	; Missing Tax Transcripts required per Lender guidelines.	Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

751	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML compliance; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

322	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

76	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

692	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

301	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	XXX Average Prime Offer Rate APR Threshold Exceeded
No Cure Required - HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'XXX Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

367	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

235	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; No Cure Required - HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

398	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

76	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

311	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

63	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

403	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Final Loan Application is Partial	Final XXXX is partial: Please provide an updated page X and page X of the XXXX reflecting the Intended Occupancy of the Subject Property as Primary Residence.
Lender letter of explanation Present. Lender Response “The occupancy issue identified on the XXXX pertains to a systemic error, which is inadvertently changing Section X of the XXXX to Investment, when it’s truly a Primary Residence, which is reflected under Section X: Loan and Property Information. The customer has occupied this property for XX years and has executed the Affidavit of Occupancy confirming this as Primary Residence.” Confirmed occupancy affidavit and final loan application Section X reflects property as primary and borrower will occupy property as primary per section Xa.  Exception Resolved.
																											1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

666	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML is compliant; This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

713	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

137	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

561	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial
X) Missing documentation to confirm new monthly debt and payment as a result of SYNCB/WALG inquiry on X/XX/XX listed on credit report.  Letter of explanation provided by Borrowers on page XXX indicates new debt was taken out with a monthly payment amount of $XXX, however, this documentation is not present in the loan file.  X) Also, missing documentation to confirm "Other" Payment in the amount of $XXX.XX shown on the XXXX. Escrow Inquiry on page X verifies $XX.XX of that amount is for FHAMIP, however, the remaining $XXX.XX cannot be verified.  Upon receipt of this documentation, additional conditions may apply.
																										Borrower liabilities verified indicator is Present. The Escrow Review Statement provided confirms as of XX/XX/XXXX the "other" payment on the XXXX for first lien is from an escrow shortage of $XXX.XX, but approval included a payment of $XXX.XX and DTI still within tolerance. LOE from borrower confirms borrower applied for XXX but was denied. Confirmed XXX was included in total DTI. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
80	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

33	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

119	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML with establish escrow met appraisal requirement. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

456	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Higher-Priced Mortgage Loan
The following fees included in the Brokerage/Finder Fee are:  TN Service Charge (Administration) $XXXX.XX. The X% threshold is $XXXX.XX and the fees are over by $XXX.XX.; This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

546	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

41	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

579	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

709	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

400	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

487	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

117	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Please provide HOA documentation to support the $XX.XX per month payment to XXX.	Borrower liabilities verified indicator is Present. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

198	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Transcripts are missing; CoBorrower Transcripts is Missing	The borrower transcripts is Missing; IRS Transcripts are required for all borrowers. The File does not contain copies of tax transcripts. Please provide transcripts for BX. Additional conditions may apply. ; The coborrower Transcripts is Missing; IRS Transcripts are required for all borrowers. The File does not contain copies of tax transcripts. Please provide transcripts for BX. Additional conditions may apply.	Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. Exception Resolved.; Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. Ex	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

5	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

307	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	2	B	B	B	B	B	Borrower Transcripts are missing; CoBorrower Transcripts is Missing; Qualifying DTI exceeds Guideline Maximum Allowable
; Per Lender guidelines IRS Tax transcripts are required for all borrowers. The file does not contain evidence of the tax transcripts. Please provide transcripts for all borrowers. Additional Conditions may apply. ; ; Per Lender guidelines IRS Tax transcripts are required for all borrowers. The file does not contain evidence of the tax transcripts. Please provide transcripts for all borrowers. Additional Conditions may apply. ; ; DTI of XX.XX% vs. XX.XXX% due to new higher HOI monthly premium of $XXX.XX per month as reflected on Escrow Inquiry on page X vs. $XX.XX provided on policy expiring X/XX/XX.  In addition, Lender used $X.XX per month for GS Bank vs. minimum  of $XX per month required per page XX of Lender guidelines. Using new HOI premium and higher monthly open remaining debt resulted in a DTI of XX.XX% which is greater than the max XX% allowed per Lender guidelines.

The borrower transcripts is Not Applicable. Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X.  However, this required guideline is still within the XXX UW Guidelines_XXXX.X.X vX.X page XX Section X.  Exception Resolved.; The coborrower Transcripts is Not Applicable. Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X.  However, this required guideline is still within the XXX UW Guidelines_XXXX.X.X vX.X page XX Section X.  Exception Resolved.; Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client. Small DTI exception with X years in home, X years on job for BX and BX, XXX qualifying score.
																											1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

132	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

302	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

98	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
NO escrow established, appraisal requirement met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

330	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

613	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

253	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Transcripts are missing	The borrower transcripts is Missing; IRS Transcripts are required for all borrowers (regardless of income source or other documentation). The file does not contain transcripts. Please provide transcripts. Additional Conditions may apply.	Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
NO escrow established, appraisal requirement met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

260	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

28	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Transcripts are missing; CoBorrower Transcripts is Missing	The borrower transcripts is Missing; Per the Guidelines transcripts must be ordered for all borrowers the file does not contain a copy of tax transcripts. Please provide tax transcripts for the borrowers. Additional Conditions may apply. ; The coborrower Transcripts is Missing; Per the Guidelines transcripts must be ordered for all borrowers the file does not contain a copy of tax transcripts. Please provide tax transcripts for the borrowers. Additional Conditions may apply.	The borrower transcripts is Not Applicable. Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. However, this required guideline is still within the XXX UW Guidelines_XXXX.X.X vX.X page XX Section X. Exception Resolved.; The coborrower Transcripts is Not Applicable. Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. However, this required guideline is still within the XXX UW Guidelines_XXXX.X.X vX.X page XX Section X. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Lender Retained Fees Test; Higher-Priced Mortgage Loan
Provide documentation to show discount points are paid for purposes of reducing the rate.; This loan failed the Lender Retained Fees Test.  (Mich. Comp. Laws Ann. §XXX.XX(X)(b))The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.

This loan passed the Lender Retained Fees Test. (Mich. Comp. Laws Ann. §XXX.XX(X)(b))This loan does not charge any fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction. The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

259	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

428	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

517	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
NO escrow established, appraisal requirement met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

627	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Final Loan Application is Partial	Final XXXX is partial: Please provide an updated page X (Section X)of the XXXX reflecting the Intended Occupancy of the Subject Property as Primary Residence, not Investment.
Lender letter of explanation Present. Lender Response “The occupancy issue identified on the XXXX pertains to a systemic error, which is inadvertently changing Section X of the XXXX to Investment, when it’s truly a Primary Residence, which is reflected under Section X: Loan and Property Information. The customer has occupied this property for X years and has executed the Affidavit of Occupancy confirming this as Primary Residence.” Confirmed occupancy affidavit and final loan application Section X reflects property as primary and borrower will occupy property as primary per section Xa. And confirmed WXs, transcripts and paystubs reflect borrower’s property as subject.  Exception Resolved.
																											1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

7	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Transcripts are missing	The borrower transcripts is Missing; Guideline, Section X, requires two years of tax transcripts. Not in file, please provide.	The borrower transcripts is Not Applicable; Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. Exception Resolved.;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; Charges That Cannot Increase Test
No Cure Required - HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; TILA XXXB Cure Required. Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero tolerance violation in the amount of $XXX.XX is due to addition of appraisal fee on the LE dated X/XX/XXXX without a valid COC. The COC only indicates the borrower requested to review loan estimate which is not a valid reason for the addition of the fee; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

265	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Transcripts are missing; CoBorrower Transcripts is Missing	The borrower transcripts is Missing. Per guidelines, IRS Transcripts are required for all borrowers, regardless of income source or other documentation. Please provide Tax Transcripts. Additional documentation may be required. ; The coborrower Transcripts is Missing	Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. Exception Resolved.:Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
NO escrow established, appraisal requirement met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

332	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Transcripts are missing; CoBorrower Transcripts is Missing	The borrower transcripts is Missing; IRS transcripts are required for all borrowers, Please provide copies of the IRS tax transcripts for BX. Additional Conditions may apply.; The coborrower Transcripts is Missing; IRS transcripts are required for all borrowers, Please provide copies of the IRS tax transcripts for BX. Additional Conditions may apply.	Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. Exception Resolved.:Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No escrow established, appraisal requirement met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

446	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Transcripts are missing	The borrower transcripts is Missing. Please provide copy of tax transcripts for the borrower. Additional conditions may apply.	Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

5	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPMl loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

631	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

658	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

704	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

564	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Transcripts are missing	The borrower transcripts is Missing. Guidelines require tax transcripts for all borrowers. Please provide transcripts for review. Additional conditions may apply.	Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

60	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

425	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Transcripts are missing	The borrower transcripts is Missing; Tax transcripts missing. Guidelines, Section X, require two years tax transcripts.	Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

579	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Transcripts are missing	; Missing Borrower tax transcripts as required for all Borrowers per Section X of Lender Guidelines.	Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

296	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Transcripts are missing	The borrower transcripts is missing. Per guidelines, IRS Transcripts are required for all borrowers, regardless of income source or other documentation. Please provide Tax Transcripts. Additional documentation may be required.	Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

115	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Transcripts are missing	The borrower transcripts is Missing; IRS Transcripts are required for all borrowers. The file does not contain copies of the borrowers IRS transcripts. Please provide copies of the transcripts. Additional conditions may apply.	Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

186	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Transcripts are missing; CoBorrower Transcripts is Missing
Borrower liabilities verified indicator is partial. Lender reflects an HOA payment of $XXX.XX/mos on the XXXX. Page X/XX of the guidelines require that loan files must include documentation to determine full PITIA for all REO. Documentation to validate an HOA payment is missing from the file. Please provide recent HOA statement to support the dues for the subject property. Additional conditions may apply.; The borrower transcripts are missing. Per guidelines, IRS Transcripts are required for all borrowers, regardless of income source or other documentation. Please provide Tax Transcripts. Additional documentation may be required.; The co-borrower transcripts are missing. Per guidelines, IRS Transcripts are required for all borrowers, regardless of income source or other documentation. Please provide Tax Transcripts. Additional documentation may be required.
																										Borrower liabilities verified indicator is Present. HOA monthly payment confirmed. Exception Resolved.; The borrower XXXXT is Not Applicable; Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. Exception Resolved.; ; The coborrower Transcripts is Not Applicable; Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. Exception Resolved.;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

139	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Transcripts are missing; CoBorrower Transcripts is Missing	The borrower transcripts is Missing; The borrower transcripts is Missing; The coborrower Transcripts is Missing; The coborrower Transcripts is Missing	The borrower transcripts is Not Applicable. Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. However, this required guideline is still within the XXX UW Guidelines_XXXX.X.X vX.X page XX Section X. Exception Resolved.; The coborrower Transcripts is Not Applicable. Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. However, this required guideline is still within the XXX UW Guidelines_XXXX.X.X vX.X page XX Section X. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

54	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Transcripts are missing; CoBorrower Transcripts is Missing	The borrower transcripts is Missing; The borrower transcripts is Missing; The coborrower Transcripts is Missing	The borrower XXXXT is Not Applicable; Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. Exception Resolved.; ; The coborrower Transcripts is Not Applicable; Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. Exception Resolved.;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
NO escrow established, appraisal requirement met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

351	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
NO escrow established, appraisal requirement met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

751	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Transcripts are missing	The borrower's tax transcripts are missing, please provide. Transcripts required on every loan per Section X of the XXX UW Guidelines.	Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
NO Escrow established, appraisal requirement met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

625	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

713	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Transcripts are missing	The borrower transcripts is Missing. Please provide tax transcripts for the borrower. Additional conditions may apply.	Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

197	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	Borrower Transcripts are missing; Final Loan Application is Partial	; Per the Guidelines transcripts are required for all borrowers. The file does not contain copies of the borrower's transcripts. Please provide tax transcripts for the borrower. ; Final loan application reflects the additional REO property located at XXX, XXX as a Primary Residence in addition to the subject property. Documentation in file on page XXX confirms XXX XXX is not occupied by the Borrower. Please provide corrected intended occupancy on page X of the final application for the additional property.
The borrower transcripts is Not Applicable. Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X.  However, this required guideline is still within the XXX UW Guidelines_XXXX.X.X vX.X page XX Section X.  Exception Resolved.; Lender LOX Present. Lender Response “The occupancy issue identified on the XXXX pertains to a systemic error, which is inadvertently changing Section X of the XXXX to Investment, when it’s truly a Primary Residence, which is reflected under Section X: Loan and Property Information. The customer has occupied this property for X years and has executed the Affidavit of Occupancy confirming this as Primary Residence. Income documents (WX and Paystubs) all reflect the subject property address as well.” Confirmed occupancy affidavit and final loan application Section X reflects property as primary and borrower will occupy property as primary per section Xa. And confirmed WXs and paystubs reflect borrower’s property as subject.  Exception Resolved.
																											1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test; Higher-Priced Mortgage Loan; Security Instrument Indicator is Partial
The X% brokerage fee is $XXX.XX, the following fee included is TN Service Charge $XXXX.XX, which is over the threshold by $XXX.XX.; This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Deed of Trust on page XXX identifies the subject property county as "Maury". Per the legal description on page XXX, and the recorded Deed for the first mortgage on page XXX the county is XXX. Please provide a corrected executed Deed of Trust.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; The security instrument indicator is Present. Deed reflects correct county.  Exception Resolved.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

681	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Transcripts are missing; CoBorrower Transcripts is Missing	The borrower transcripts is Missing. Per the guidelines transcripts are required for all borrowers, regardless of income source or other documentation. The file does not contain copies of the transcripts for BX. Please provide the transcripts for BX. ; The coborrower Transcripts is Missing. Per the guidelines transcripts are required for all borrowers, regardless of income source or other documentation. The file does not contain copies of the transcripts for BX. Please provide the transcripts for BX.	The borrower transcripts is Not Applicable. Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. However, this required guideline is still within the XXX UW Guidelines_XXXX.X.X vX.X page XX Section X. Exception Resolved.; The coborrower Transcripts is Not Applicable. Confirmed the required tax transcript guideline was removed from the XXX XXXX.X.XXvX.X. However, this required guideline is still within the XXX UW Guidelines_XXXX.X.X vX.X page XX Section X. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

4	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

328	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

620	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

36	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

33	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	; Borrower liabilities verified indicator is Partial - An updated credit report was pulled on X/XX/XXXX and additional credit inquires reflected on credit report. Missing letter of explanation for the Factual Data and XXX credit inquiries on XX/XX/XXXX as required by Lender approval.	Per XXXXXXX, confirmed the credit inquiries from Factual Data and XXX were for the subject transaction. Invalid exception. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

381	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Please provide documentation to support the $XXX.XX monthly HOA obligation. May affect DTI.	Borrower liabilities verified indicator is Present. HOA Monthly Statement Confirmed. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

301	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

306	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Rescind to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

450	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	2	B	B	B	B	B	Borrower Liabilities Verification Indicator is Partial	; Borrower liabilities verified indicator is Partial - Provide evidence XXX XXX system is paid in full as indicated by Bill of Sale dated XX/XX/XXXX. No evidence indicating if borrower acquired new debt to purchase the XXX XXX for $X,XXX.XX. Additional conditions may apply.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.; Acknowledged by Client. XXX agreement clearly states no lien will be associated with XXX panels. Ok to proceed with X% added for XXX Panels. Compensating Factors: LTV/CLTV XX.XX/XX.XX less than maximum of XX/XX%, XXX FICO, XX.XX years on job and XX.XX years at residence.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow matches appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

504	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Housing history does not meet guidelines	Housing history does not meet guidelines. Mortgage history must be XxXXxXX. XX months’ history reporting on credit. Fraud Report reflects a prior mortgage in the amount of $XXX,XXX on XX/XX/XX and a non-arms’ length transfer with X balance on XX/XX/XX.	Acknowledged by Client. Ok to proceed with X% added for XXX Panels. Compensating Factors: LTV/VLTV XX.XX/XX.XX less than maximum of XX%, XXX FICO, XX.XX years on job and XX.XX years at residence.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

331	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; : HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

187	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial. The UPB of both liens is currently $XXX,XXX.XX and the HOI coverage amount of $XXX,XXX is not sufficient to cover both liens. Please provide the appropriate HOI Policy coverage.	Evidence of sufficient HOI coverage was provided for the subject property. Exception Resolved. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

122	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

362	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

391	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

737	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; NC RSHL Average Prime Offer Rate APR Threshold Exceeded
HPML NO escrow established, appraisal requirements met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

292	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

62	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; NC RSHL Average Prime Offer Rate APR Threshold Exceeded
HPML NO escrow established, appraisal requirements met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

596	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

569	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud report Missing.	Fraud report Missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

273	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; Qualified Mortgage APR Threshold Finding
HPML loan with establish escrow met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of XX.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Qualified Mortgage APR Threshold Finding' from Active to Revoked.;
Non QM

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

227	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Appraisal requirement met.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

716	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML NO escrow established, appraisal requirements met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

691	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

121	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

118	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required. HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

627	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML NO escrow established, appraisal requirements met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
242	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Meets appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

88	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML NO Escrow established, appraisal requirement met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

360	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

701	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	The XXXX shows an "other" payment in the amount of $XXX.XX that the file does not have evidence of what this is for. The escrow review statement on page XX shows a surplus in the amount of $X,XXX.XX. Please provide evidence of what the $XXX.XX "other" payment is for. Additional Conditions may apply.	Borrower liabilities verified indicator is Present. The Escrow Review statement confirmed the monthly escrow payment increased by $XX.XX per month. The lender was more conservative and included the escrow shortage payment to be $XXX.XX per month reflected as an "other" payment on the XXXX. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

120	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with established escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of XX.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

307	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

293	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML  NO escrow established, appraisal requirments met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

482	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

11	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	The XXXX page XXX shows an "other" Payment in the amount of $X.XX on the proposed mortgage payment. Please provide documentation to support this amount. The Escrow Review statement on page XXX shows a $XXX.XX excrow shortage or $XX.XX monthly. ; Fraud report Missing.; Please provide a copy of the fraud report.	XXX attested the "other" payment is an error in the P+I for the first lien, and an updated XXXX/XXXX was provided. The DTI using the corrected payment increased from XX.XXX% TO XX.XXX% and meets guide. Exception Resolved. ; Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; Intent to Proceed is Partial
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; The intent to proceed is Partial. The Intent to Proceed is not signed.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant.; Change status of 'Intent to Proceed is Partial' from Rescind to Cleared.; Signature not required.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

468	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has X.XX years at job.

521	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

168	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

520	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Cure Required - Need evidence a copy of the appraisal was provided to the borrower. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

670	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

398	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

655	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

555	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

266	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

270	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

259	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud report Missing.	Fraud report Missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

736	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	2	B	B	B	B	B	Borrower Employment Verification does not meet guidelines; Borrower Income Verification does not match Approval	Missing a verbal or written Verification of Employment (VOE) form dated within XX business days of closing as required by guidelines. Most recent VOE in file is dated XX/XX/XXXX and closing date X/X/XXXX.; The borrower income verification does not match approval; Missing written Verification of Employment to verify and separate income types (regular pay/OT/bonus) for accurate income calculation due to fluctuating hours. XXX Second Lien UW Guidelines dated XX/XX/XXXX state, "Fluctuating hourly earnings do not include additional employed income such as commission, bonus, overtime, tips."	Change status of 'Borrower Employment Verification does not meet guidelines' from Open Rebuttal to Acknowledged by Client.; Client Acknowledged. Ok with prior VVOE not w/in XX days. ; Confirmed only base income was used to qualify the borrower. Healthcare professionals generally receive additional fluctuating hourly rates and income types which was not included. Exception Resolved. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

439	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is partial. Unknown payment in the amount of $XX.XX/monthly is reflected on the XXXX but there is no supporting documentation in the file and no notes on the XXXX (does not match the escrow shortage of $XX.XX/mos) . Please provide documentation to support the $XX.XX monthly fee. Additional conditions may apply.	Confirmed the escrow statement shortage verified was $XX.XX/mo vs $XX.XX/mo as reflected on the XXXX. The recalculated DTI increased from XX.XX% to XX.XXX%. Exception Resolved. ;	1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

678	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Finding; Higher-Priced Mortgage Loan
No Cure Required. HPML Loan. Xnd Lien. Downgraded; This loan is a higher-priced mortgage loan. ( XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX Higher-Priced Mortgage Loan Alerts below.; No Cure Required. HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.

Change status of 'XXX Higher-Priced Mortgage Loan Finding' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

640	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Housing history does not meet guidelines	Fraud report Missing.; Housing history does not meet guidelines.; Missing history for previous XXX loan. Payoff dated XX/XX/XXXX verifies loan still had a balance. Payment history on credit report for loan #XXXXXXXXX ends XX/XXXX. Provide history through payoff date to complete required XX month mortgage history.	Confirmed fraud report not required by guides. ; ; The payment history was provided confirming a XX month payment history for loan # xxXXXX confirming payments were made as agreed and the account has a zero balance. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required. HPML Loan Xnd Lien. Downgraded.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

153	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

238	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML NO escrow established, appraisal requirement met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

587	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

70	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.

746	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan Test
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
																																												Change status of 'Higher-Priced Mortgage Loan Test' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

385	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
490	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

135	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Transmittal Summary is Partial	Loan is a Higher Priced Mortgage Loan and the file does not contain a copy of the required Xnd Lien Underwriting Checklist. Please provide a copy of the Xnd Lien Underwriting Checklist.	A copy of the Mr.Cooper Underwriting Checklist was provided. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required. HPML Loan. Xnd Lien. Downgraded.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; Loan is HPML compliant.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

692	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

672	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required. HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
669	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	XXX Higher-Priced Mortgage Loan Finding; Higher-Priced Mortgage Loan
HPML NO escrow established, appraisal requirement met; This loan is a higher-priced mortgage loan. ( XXX XX.XX.XX.XXB(XX) ,  XXX XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX Higher-Priced Mortgage Loan Alerts below.; HPML NO escrow established, appraisal requirement met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.

Change status of 'XXX Higher-Priced Mortgage Loan Finding' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.

267	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud report Missing.	Fraud report Missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

623	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Income Verification does not match Approval	Missing completed Written Verification of Employment documenting a X year history of commission to determine average earnings and the adequacy and continuation of income for a commissioned Borrower as required per Lender guidelines.	The paystubs and XXXX/XXXX WX's in file confirms the borrower's base salary plus commission income. Subtracting the annual base salary from the WX incomeconfirms the borrower's commissions. Review Averaged the YTD with prior two years commissions support the commissions used to qualify. Invalid exception.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

343	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

154	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. Exception Resolved.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

564	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; Charges That Cannot Increase Test
No Cure Required - HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; TILA XXXB Cure Required. Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The zero tolerance violation is due to the addition of Title Endorsement fee of $XXX.XX on the CD X/XX/XXXX without a valid COC or cure on a PCCD.; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

453	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

297	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Lender Retained Fees Test; Higher-Priced Mortgage Loan
The fees included is Discount points $XXX.XX and Origination $XXX.XX, which the threshold is over by $XXX.XX.; This loan failed the Lender Retained Fees Test.  (Mich. Comp. Laws Ann. §XXX.XX(X)(b))The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.

This loan passed the Lender Retained Fees Test. (Mich. Comp. Laws Ann. §XXX.XX(X)(b))This loan does not charge any fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction. The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

194	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with established escrows and met appraisal requirements. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

120	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

416	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Final Loan Application is Partial	Final Loan Application is Partial. Section Xa. of the Final XXXX reflects the subject property does not have a mortgage loan and the only financial obligation is $XXX.XX for T&I. The initial XXXX, credit report, and XXX internal screen shot indicate there is an outstanding Xst lien with XXX #XXXX with a P&I payment of $X,XXX.XX, T&I of $XXX.XX. The initial XXXX reflects an unpaid balance of $XXX,XXX.XX. Please provide an updated page X of the final XXXX.	Final Loan Application is Present. The Final XXXX reflects the existing Xst mortgage held with XXX confirming the unpaid balance and monthly payment. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

533	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
320	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.; Missing at time of review.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required. HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

380	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML NO escrow established, appraisal requirements meet; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

304	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with established escrows and met appraisal requirements. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

425	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

20	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.; Please provide missing fraud report, include all pages.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

277	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

446	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

283	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.; Please provide a copy iof the fraud report.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; ;
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

403	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

632	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; HAZARD INSURANCE CERTIFICATE MISSING	Borrower liabilities verified indicator is Partial. Missing documentation for Bk of America xXXXX $XXX mthly and for XXX xXXXX $XXX mthly pmt. ; Missing copy of hazard insurance certificate	A credit supplement was provided to confirm the monthly payments for Bk of America xXXXX $XXX mthly and for XXX xXXXX $XXX mthly pmt. Exception Resolved. ; ; Evidence of sufficient HOI coverage was provided for the subject property. Exception Resolved. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of X.XX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

661	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; Fraud Report Missing	The Escrow statement in the file on page XXX shows An escrow shortage of $XXX.XX or or $XX.XX a month. The "other" payment on the XXXX on page XX is for $XX.XX or $XXX.XX. Please provide documentation showing the escrow shortage amount of $XXX.XX. ; Fraud report Missing.; Please provide the required fraud report.	Confirmed the escrow statement shortage verified was $XX.XX/mo vs $XX.XX as reflected on the XXXX. The DTI using the lower amount is lower at XX.XXX% vs XX.XXX%. The recalcualted DTI meets guides. Exception resolved. ; ; Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection: verified with FEMA.gov, XX Severe Winter storms. Straight Line Winds, Flooding, Landslides, and Mudslides, Incident period was from 2/XX/23 to 7/XX/23. and a declaration date on 4/XX/23. An AVM would not verify that there is no damage to the property.	Servicing Comments provided and the borrower confirmed on 4/24/2023 there was no disaster impact. Exception Resolved. ;	1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
628	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
133	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

547	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial. Please provide policy with sufficient coverage for both liens against the property. Current UPB of first lien is $XXX,XXX plus Xnd lien $XX,XXX is $XXX,XXX.	Confirmed per Matrix VX.X HOI coverage is required. The HOI in file confirms coverage at the time of closing. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; ; HPML Compliant
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

596	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

662	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; NC RSHL Average Prime Offer Rate APR Threshold Exceeded
No Cure Required. HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

455	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; Fraud Report Missing	Pleae provide verification that the XXXcards XXX account ending XXXX is a duplicate of the XXX account ending XXXX. Additional conditions may apply.; Please provide copy of Xrd party fraud report.	Confirmed via the credit supplement provided, the XXX account ending XXXX is a duplicate and has been deleted. Exception Resolved. ; Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test; Higher-Priced Mortgage Loan
TN Service Charge fee is more than X% of loan amount. Maximum fee charge is $X,XXX. Fee charged was $X,XXX.XX; This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

533	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
637	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Employment Verification does not meet guidelines	The Final XXXX page XXX indicates that the borrower worked for XXX Services from X/X/XX to X/X/XX. The file does not contain a VOE verifying this employment. Please provide a VOE for XXX Services. Additional conditions may apply.	Per Matrix vX.X indicates a two year history of the reciept of income is generally required. The final XXXX reflects more that a two year history. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

455	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; Fraud Report Missing	Borrower liabilities verified indicator is Partial. Missing documentation verifying XXX XXXX $XXX.XX mthly pmt.; Fraud report Missing.; The Fraud Report was not provided.	A printout for the borrower's liability with XXXzens was provided to confirm the monthly payment of $XXX.XX as reflected on the XXXX which was included in the DTI. Exception Resolved. ; Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

194	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

738	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML compliant.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

361	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with established escrows and met appraisal requirements. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

340	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Underwriting added a payroll deduction payment without any explanation. Please provide an explanation for the $XXX.XX payroll deduction figure.	A LOE explaining the payroll deductions totaling $XXX.XX/mo was provided. TPR confirmed the monthly payment was included in the DTI. Exception Resolved. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met with appraisal requirement ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

427	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud Report is Missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

545	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

145	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.

74	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

111	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

736	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Higher-Priced Mortgage Loan
X% of the loan amount for the Brokerage fee is $XXXX.XX, the following fee included in testing is TN Service Charge $XXXX.XX which is over the threshold by $XXX.XX; This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

11	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

287	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Income Verification does not match Approval; Fraud Report Missing	Per the Guidelines page XX IRA accounts with assets in mutual funds require that XX% of the value be used to determine the number of distributions remaining. Balance is $XXX,XXX.XX x XX% = $XXX,XXX.XXX/ $XXXX.XX = XX.XX months remaining. The file does not verify X years distributions remaining.; Fraud report Missing.; Please provide a copy of the fraud report.	Confirmed per matrix vX.X- X year continuance is not required. Exception Resolved. ; ; Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.

316	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud Report is missing from the loan file.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

160	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

393	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; Lender Credits That Cannot Decrease Test
HPML is compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; TILA XXXb required: A refund in the amount of $XX.XX. cure package requires PCCD with LOE, copy of refund and proof of delivery or valid coc. The Lender credit for the decreased with no valid COC in file. ; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).Proof of the principal reduction and cure package provided.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; Please provide proof of the principal reduction for the reduced lender credits, it was missing from the cure package. Exception remains. Proof of the principal reduction and cure package provided. Exception Resolved.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

22	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

707	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required. HPML Loan. Xnd Lien. Downgraded.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

333	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.; The Fraud Report was not provided.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML no escrow established, appraisal requirement met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

737	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with established escrows and met appraisal requirements. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

746	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud Report is missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Meets requirements. NonQM; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

628	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing. Please provide Xrd party fraud report with all alerts cleared.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	XXX NPHLA Average Prime Offer Rate APR Threshold; Higher-Priced Mortgage Loan; XXX Average Prime Offer Rate APR Threshold
This loan exceeded the average prime offer rate APR threshold. ( XXX SB XXX, §X(a)(X)(F)(ii) )The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; HPML compliant.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effeXXXive date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effeXXX as of the date the transaXXXion's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effeXXX as of the date the transaXXXion's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan exceeded the average prime offer rate APR threshold. ( XXX SB XXX, §X(a)(X)(F)(ii) )The loan is a first lien and the greater of the disclosed APR and the calculated APR, exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the greater of the disclosed APR and the calculated APR, exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.

Change status of 'XXX NPHLA Average Prime Offer Rate APR Threshold' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'XXX Average Prime Offer Rate APR Threshold' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

182	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; Qualified Mortgage APR Threshold Finding
HPML loan with estalish escrow met appraisal requirement.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of XX.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Qualified Mortgage APR Threshold Finding' from Active to Revoked.;
Non QM

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

176	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.; Please provide a copy of the fraud report.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

272	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Income Verification does not match Approval	The borrower income verification does not match approval; i) Missing written Verification of Employment to verify and separate income types (regular pay/OT/bonus) for accurate income calculation due to fluctuating hours. UW Guidelines state, "Fluctuating hourly earnings do not include additional employed income such as commission, bonus, overtime, tips." ii) Missing documentation to verify reason for payroll deductions to PayActiv.; Fraud report Missing.	The lender provided evidence the Payactiv account reflected on the borrower’s paystub is a cash advance up to XX% of the borrower’s earned income therefore is not a liability. Exception Resolved. ; Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; Charges That Cannot Increase Test
No Cure Required - HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; TILA XXXB Cure Required. Refund in the amount of $XXX.XX, cure package requires PCCD, LOE, copy of refund check, proof of delivery or valid COC. The zerol tolerance violation is due to addition of Appraisal fee $XXX.XX on LE X/XX/XXXX without a valid COC. The COCs dated X/X & X/XX does not indicate a reason for the addition of the appraisal fee. Rate lock is not a valid reason for COC for an appraisal fee; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

677	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

533	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud Report is missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; Qualified Mortgage APR Threshold Finding
No Cure Required - HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of XX.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.

Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Qualified Mortgage APR Threshold Finding' from Active to Revoked.;
Non-QM Loan

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

238	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

166	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	HAZARD INSURANCE CERTIFICATE MISSING; Fraud Report Missing	Missing copy of hazard insurance certificate; The hazard insurance policy was not provided. Unable to review.; Fraud report Missing.; The Fraud Report was not provided. Unable to review.	Evidence of sufficient HOI coverage was provided for the subject property. Exception Resolved. ; Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXXXXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

478	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; Fraud Report Missing	Borrower liabilities verified indicator is partial. Unknown payment in the amount of $X.XX/monthly is reflected on the XXXX but there is no supporting documentation in the file. Please provide documentation to support the $X.XX monthly fee. Additional conditions may apply. ; Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Borrower liabilities verified indicator is Present. Exception Resolved. ; ; Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML no escrow established, appraisal requirement met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

737	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.; The Fraud Report was not provided.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required. HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

162	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

299	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Employment Verification does not meet guidelines; Borrower Income Verification does not match Approval	Please provide the employer phone number search as it is missing from the file. Required per guidelines.; Fraud report Missing.; Please provide missing fraud report, all pages.	Confirmed per Matrix vX.X employer phone search is not required. Exception Resolved; ; Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with established escrows and met appraisal requirements. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

338	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Late Fees Test; Higher-Priced Mortgage Loan
This loan failed the late fees test.The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, ComplianceAnalyzer® will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment.; HPML loan with established escrows and met appraisal requirements. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.

This loan passed the late fees test.The loan has late fees that conform to the requirements for the lender's license type in the state where the property is located. PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, ComplianceAnalyzer® will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML compliant.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

290	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.; The file does not contain a copy of the fraud report. Please provide a copy of the fraud report.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required. HPML Loan Xnd Lien. Downgaded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

142	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required. HPML Loan. Xnd Lien. Downgraded.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

26	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.; The Fraud Report was not provided.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

739	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

67	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with established escrows and met appraisal requirements. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

36	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

100	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

97	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

252	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required. HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

614	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; Fraud Report Missing	Borrower liabilities verified indicator is Partial. Unknown payment in the amount of $XX.XX/monthly is reflected on the XXXX but there is no supporting documentation in the file. Please provide documentation to support the $XX.XX monthly fee. Additional conditions may apply. ; Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Borrower liabilities verified indicator is Present. The Escrow Review statement was provided and confirmed the monthly escrow payment increased by $XX.XX per month which was reflected as an "other" payment on the XXXX. Exception Resolved. ; Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
697	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test; Higher-Priced Mortgage Loan
The X% Brokerage fee is $XXX.XX; however, the fee included is the TN Service charge of $XXXX.XX is over the threshold by $XXX.XX.; This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
699	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; Fraud Report Missing	Borrower liabilities verified indicator is Partial. Unknown payment in the amount of $XX.XX/monthly is reflected on the XXXX but there is no supporting documentation in the file. Please provide documentation to support the $XX.XX monthly fee. Additional conditions may apply.; Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Confirmed the escrow statement shortage verified was $XX.XX/mo vs $XX.XX/mo as reflected on the XXXX which would result in a lower DTI. Exception resolved. ; ; Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML NO escrow established, appraisal requirment met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; ;		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
366	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A	Transmittal Summary is Partial; Fraud Report Missing	The transmittal summary is Partial. Missing Borrowers’ Acknowledgment of Mortgage Repayment Ability (Signed by Borrower).; Fraud report Missing.; The Fraud Report is missing from the file.	A copy of the Borrowers’ Acknowledgment of Mortgage Repayment Ability signed by the borrower was provided. Exception Resolved. ; ; Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan. Xnd Lein. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

240	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.; The Fraud Report was not provided.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

587	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.; Fraud Report is missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

298	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

93	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

563	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing; Housing history does not meet guidelines
Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.; Housing history does not meet guidelines. The credit report reflects XXX #XXXX as a XxXX in XX/XXXX. The Internal payment history reflects reversed payments that appears to have created late payments as well. The Guidelines require a XxXXxXX mortgage housing history for the subject property. Please provide and updated credit report to clarify the mortgage payment history for XXX #XXXX from its inception of XX/XXXX to verify pay history. If derogatory pay history is valid, please provide an exception to cover the deviation to the guidelines. Additional conditions may apply.
																										Fraud report Not Applicable. Confirmed Fraud Report not required by guides; Pay history was provided to confirm all payments since inception were paid as agreed. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan. Xnd Lien. Downgraded.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; ;
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

520	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

264	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Income Verification does not match Approval; Fraud Report Missing
The borrower income verification does not match approval; Missing evidence of history of receipt for IRA distribution income of $X,XXX monthly which is required by the XXX Second Lien Guidelines dated XX/XX/XXXX due to Borrower's age.  IRA Distribution form indicates distribution of $X,XXX will begin on XX/XX/XXXX.  There is a deposit of $XX,XXX on XX/XX/XXXX from XXX to Borrower's KeyBank account; however, this is not a distribution from documented account per statement dated XX/XX/XXXX.  XXXX XXXX from XXX does not match account number on statement provided, and there were no distributions noted.; Fraud report Missing.
																										Confirmed the documentation provided in the file meets the guideline requirements to verifi the borrower's IRA monthly distribution of $X,XXX.XX. The balance in the XXX account also confirms &gt; Xyr continuance. Exception Resolved.; Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with established escrows and met appraisal requirements. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

371	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

1	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML NO Escrow established, appraisal requirements met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

194	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

739	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.

388	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

603	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; Fraud Report Missing	Please provide documentation to verify the Xst mortgage lien balance lender used to calculate the final LTV/CLTV. No documents in file to support the balance of $XXX,XXX.XX used for CLTV. ; Fraud report Missing.; Fraud Report is Missing.	A pay history was provided which verifies the balance prior to close as $XXX,XXX.XX which is lower. Review used the lender's more conservative balance of $XXX,XXX.XX. Exception Resolved. ; ; Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

389	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; Fraud Report Missing	Please provide verification of the Xst mortgage lien principle balance used to calculate the final CLTV. No verification in file to validate the mortgage balance of $XXX,XXX.XX used by the lender. ; Fraud report Missing. Please provide Xrd party Fraud Report with all alerts cleared.	Borrower liabilities verified indicator is Present. The mortgage history statement provided confirmed the balance of the first mortgage is $XXX,XXX.XX at the time of origination which is slightly lower than the lender's balance. Exception Resolved. ; ; Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

479	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

297	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	XXX Spread Home Loan Test; Higher-Priced Mortgage Loan; NC RSHL Average Prime Offer Rate APR Threshold Exceeded
This loan failed the XXX spread home loan test.
( NC GS §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.; No Cure Required - HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Exempt; This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.; The loan is in compliance with all applicable laws and regulations.

Change status of 'XXX Spread Home Loan Test' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. ; Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

718	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.; Please provide full fraud report as it is missing from the file.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

608	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

373	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

590	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.; Please provide full fraud report for review, missing from file.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

702	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

352	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.; The file does not contain a copy of the fraud report.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

256	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.; Please provide missing full fraud report.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; Qualified Mortgage APR Threshold Finding
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of XX.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

643	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.; Please provide a copy of the Fraud report.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

258	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	; Fraud Report is missing from the loan file.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area. FEMA declared San XXX County in a disaster area on 4/XX/23 due to Severe Winter Storms, Straight-Line Winds, Flooding, Landslides, and Mudslides that took place on 2/XX/23. The subject is located in a county that was provided Individual Assistance and no subsequent Property Inspection is present in the loan file.	Servicing Comments provided and the borrower confirmed on 4/24/2023 there was no disaster impact. Exception Resolved. ;	1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

251	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	; Fraud Report is missing from the loan file.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required. HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years
589	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

739	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	; Fraud Report is missing from the loan file.	Confirmed fraud report not required by guides. ; ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
No Cure Required - HPML Loan. Xnd Lien. Downgraded; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

557	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.; Please provide missing fraud report with all pages.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

51	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.; Missing at time of review.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

740	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

21	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met with appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

172	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.; The Fraud Report was not provided.	Confirmed fraud report not required by guides. ; ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

344	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	CoBorrower Employment Verification does not meet guidelines; Fraud Report Missing	The file does not contain a copy of a verification of employment dated within XX business days of closing for BX. Please provide a VOE for BX. ; Fraud report Missing.; Please provide a copy of the fraud report.	A Verification of Employment was provided within XX business days of close as required for BX. Exception Resolved. ; ; Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A	Origination Appraisal is Missing	Origination Value is missing.; The file does not contain a copy of the value product used to determine value.	An AVM for the subject property dated prior to close was provided which supports the value and the LTV/CLTV use to qualify the borrower. Exception resolved.	1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with established escrows and met appraisal requirements. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

326	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

180	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.; The fraud Report was not provided. Unable to review.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML NO escrow established, appraisal requirements met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

60	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.; Missing at time of review.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML compliant.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

300	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

149	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.; Please provide a copy of the fraud report.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

222	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test; Higher-Priced Mortgage Loan
The X% threshold of $XX,XXX is $XXX.XX, the following fee included is the TN Service Charge of $XXXX.XX, therefore, the overage of the fee is $XXX.XX.; This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

327	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

201	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.; Fraud Report is missing	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

74	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

725	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	; Fraud Report is missing from the loan file.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan Test
HPML loan with established escrows and met appraisal requirements. ; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
																																												Change status of 'Higher-Priced Mortgage Loan Test' from Cured Post Close to Cleared.; HPML compliant.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

564	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

30	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

264	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Prohibited Fees Test
The Tax Service fee $XX.XX  is a prohibited fee under the VA code; This loan failed the prohibited fees test.The loan failed the prohibited fees test due to one of the following findings:The loan is a first lien mortgage and charges an assignment fee, or other fees not necessary  in connection with making a loan. (Va. Code §X.X.XXX(X))The loan is a junior lien mortgage and in addition to the loan fee charges a fee not explicitly permitted by law. (Va. Code §X.X.XXX)
																																												This loan passed the prohibited fees test.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

176	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.; Please provide missing fraud report, all pages.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with established escrows and met appraisal requirements. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												The loan does not charge a set of one or more prohibited fees.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has X.XX years at job.

325	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test; Higher-Priced Mortgage Loan
This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; HPML compliant.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

430	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML compliant.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

315	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Lender Retained Fees Test; Higher-Priced Mortgage Loan
The following fee included in the testing is the Loan Discount Points fee $XXXX.XX. Provide the undiscounted rate for testing; This loan failed the Lender Retained Fees Test.  (Mich. Comp. Laws Ann. §XXX.XX(X)(b))The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; HPML is compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.

This loan passed the Lender Retained Fees Test. (Mich. Comp. Laws Ann. §XXX.XX(X)(b))This loan does not charge any fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction. The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

456	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan Test
HPML loan with established escrows and met appraisal requirements. ; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
																																												Change status of 'Higher-Priced Mortgage Loan Test' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

145	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with establish escrow met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
363	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML compliant.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

668	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	; Fraud Report is missing from the loan file.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

102	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud Report is Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.

513	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

547	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	; Fraud Report is missing from the loan file.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

623	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML Compliant
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has stable job time - Borrower has X.XX years at job.

81	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	; Fraud Report is missing from the loan file.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

546	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.; The file does not contain a copy of the fraud report.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

452	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Fraud report Missing.; The file does not contain a copy of the fraud report.	Confirmed fraud report not required by guides. ;	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML is compliant. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

543	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML no escrow established, appraisal requirement met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; The loan is in compliance with all applicable laws and regulations.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

545	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML no escrow established, appraisal requirement met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

63	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML no escrow established, appraisal requirement met; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML compliant.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

179	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years

45	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan Test; NC RSHL Average Prime Offer Rate APR Threshold Exceeded
HPML loan with established escrows and met appraisal requirements. ; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% ; This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.

Change status of 'Higher-Priced Mortgage Loan Test' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

131	XXXX	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Fraud Report Missing	Per Guidelines, 'Fraud Manager' report is required, however, it is missing from the file. Please provide a complete Fraud Report, all pages. Additional conditions may apply.	Fraud report Not Applicable. Confirmed Fraud Report not required by guides	1	A	A	A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan
HPML loan with established escrows and met appraisal requirements. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
																																												Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years